Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	NJ
Entity Registrant Name	NIDEC CORP
Entity Central Index Key	0001158967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	145,075,080

CONSOLIDATED BALANCE SHEETS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)
Current assets:
Cash and cash equivalents	$ 1,134,348	¥ 123,309,000	¥ 94,321,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥398 million on March 31, 2010 and ¥496 million ( $5,965 thousand) on March 31, 2011:
Notes	138,136	10,968,000	11,486,000
Accounts	1,853,169	151,430,000	154,091,000
Inventories	1,086,915	69,503,000	90,377,000
Other current assets	274,467	19,673,000	22,822,000
Total current assets	4,487,035	374,883,000	373,097,000
Marketable securities and other securities investments	184,462	17,462,000	15,338,000
Investments in and advances to affiliated companies	7,072	614,000	588,000
Long-term Investments, Total	191,534	18,076,000	15,926,000
Property, plant and equipment:
Land	502,261	39,605,000	41,763,000
Buildings	1,633,121	127,152,000	135,794,000
Machinery and equipment	3,507,685	269,208,000	291,664,000
Construction in progress	185,616	12,436,000	15,434,000
Property, Plant and Equipment, Gross, Total	5,828,683	448,401,000	484,655,000
Less-Accumulated depreciation	(3,009,573)	(247,094,000)	(250,246,000)
Long-lived assets	2,819,110	201,307,000	234,409,000
Goodwill	987,456	72,231,000	82,107,000
Other non-current assets, net of allowance for doubtful accounts of ¥1,432 million on March 31, 2010 and ¥517 million ( $6,218 thousand) on March 31, 2011	513,121	26,294,000	42,666,000
Total assets	8,998,256	692,791,000	748,205,000
Current liabilities:
Short-term borrowings	625,592	115,467,000	52,018,000
Current portion of long-term debt	13,518	1,497,000	1,124,000
Trade notes and accounts payable	1,356,091	109,143,000	112,759,000
Accrued expenses	265,051	18,455,000	22,039,000
Other current liabilities	227,240	17,703,000	18,895,000
Total current liabilities	2,487,492	262,265,000	206,835,000
Long-term liabilities:
Long-term debt	1,224,522	1,745,000	101,819,000
Accrued pension and severance costs	154,227	15,542,000	12,824,000
Other long-term liabilities	195,081	11,708,000	16,221,000
Total long-term liabilities	1,573,830	28,995,000	130,864,000
Commitments and contingencies (Note 22 and 23)
Equity:
Common stock authorized 2010 and 2011: 480,000,000 shares; issued and outstanding: 2010- 145,075,080 shares / 2011- 145,075,080 shares	800,373	66,551,000	66,551,000
Additional paid-in capital	805,292	69,090,000	66,960,000
Retained earnings	3,589,236	257,255,000	298,445,000
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	(543,139)	(29,234,000)	(45,162,000)
Unrealized gains from securities, net of reclassification adjustments	12,820	1,747,000	1,066,000
Unrealized gains from derivative instruments qualifying for cash flow hedges	2,634		219,000
Pension liability adjustments	(6,542)	(1,033,000)	(544,000)
Treasury stock, at cost: 2010- 5,784,406 shares / 2011- 6,593,647 shares	(388,274)	(24,067,000)	(32,285,000)
Total Nidec Corporation shareholders' equity	4,272,400	340,309,000	355,250,000
Noncontrolling interests	664,534	61,222,000	55,256,000
Total equity	4,936,934	401,531,000	410,506,000
Total liabilities and equity	$ 8,998,256	¥ 692,791,000	¥ 748,205,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Trade notes and accounts receivable, allowance for doubtful accounts	$ 5,965	¥ 496,000	¥ 398,000
Other non-current assets, allowance for doubtful accounts	$ 6,218	¥ 517,000	¥ 1,432,000
Common stock, authorized	480,000,000	480,000,000	480,000,000
Common stock, issued and outstanding	145,075,080	145,075,080	145,075,080
Treasury stock, shares	6,593,647	6,593,647	5,784,406

CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Net sales	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000
Operating expenses:
Cost of products sold	6,171,618	513,170,000	435,035,000	480,475,000
Selling, general and administrative expenses	683,643	56,845,000	48,025,000	51,488,000
Research and development expenses	336,597	27,988,000	24,456,000	26,825,000
Costs and Expenses, Total	7,191,858	598,003,000	507,516,000	558,788,000
Operating income	1,088,719	90,527,000	78,513,000	52,015,000
Other income (expense):
Interest and dividend income	12,784	1,063,000	838,000	2,536,000
Interest expense	(4,390)	(365,000)	(702,000)	(1,403,000)
Foreign exchange loss, net	(110,607)	(9,197,000)	(2,958,000)	(3,683,000)
(Loss) gain on marketable securities, net	(2,862)	(238,000)	52,000	(1,305,000)
Other, net	(27,240)	(2,265,000)	(560,000)	(890,000)
Nonoperating Income (Expense), Total	(132,315)	(11,002,000)	(3,330,000)	(4,745,000)
Income from continuing operations before income taxes	956,404	79,525,000	75,183,000	47,270,000
Income taxes	(222,886)	(18,533,000)	(17,530,000)	(12,475,000)
Equity in net (loss) income of affiliated companies	72	6,000	(45,000)	(48,000)
Income from continuing operations	733,590	60,998,000	57,608,000	34,747,000
Loss on discontinued operations	(42,165)	(3,506,000)	(1,457,000)	(3,512,000)
Consolidated net income	691,425	57,492,000	56,151,000	31,235,000
Less: Net income attributable to noncontrolling interests	(62,044)	(5,159,000)	(4,190,000)	(2,882,000)
Net income attributable to Nidec Corporation	629,381	52,333,000	51,961,000	28,353,000
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	$ 4.71	¥ 391.94	¥ 380.43	¥ 215.1
Loss on discontinued operations attributable to Nidec Corporation	$ (0.19)	¥ (16.03)	¥ (7.39)	¥ (17.68)
Net income attributable to Nidec Corporation	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	$ 4.55	¥ 378.27	¥ 380.43	¥ 211.53
Loss on discontinued operations attributable to Nidec Corporation	$ (0.19)	¥ (15.47)	¥ (7.39)	¥ (17.41)
Net income attributable to Nidec Corporation	$ 4.36	¥ 362.8	¥ 373.04	¥ 194.12
Cash dividends paid	$ 0.96	¥ 80	¥ 55	¥ 60
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	656,212	54,564,000	52,990,000	30,891,000
Loss on discontinued operations attributable to Nidec Corporation	(26,831)	(2,231,000)	(1,029,000)	(2,538,000)
Net income attributable to Nidec Corporation	$ 629,381	¥ 52,333,000	¥ 51,961,000	¥ 28,353,000

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ( $)	Total JPY ( ¥)	Common stock USD ( $)	Common stock JPY ( ¥)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)	Retained earnings USD ( $)	Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) JPY ( ¥)	Treasury stock, at cost USD ( $)	Treasury stock, at cost JPY ( ¥)	Loan to Share- holder JPY ( ¥)	Nidec Corporation total shareholders' equity USD ( $)	Nidec Corporation total shareholders' equity JPY ( ¥)	Non- controlling interests USD ( $)	Non- controlling interests JPY ( ¥)
Beginning Balance at Mar. 31, 2008		¥ 387,770,000,000		¥ 66,248,000,000		¥ 68,859,000,000		¥ 193,407,000,000		¥ (8,649,000,000)		¥ (281,000,000)			¥ 319,584,000,000		¥ 68,186,000,000
Beginning Balance (in shares) at Mar. 31, 2008				144,987,492
Adjustment to apply the measurement date provision of ASC 715, net of tax		(133,000,000)						(106,000,000)		(5,000,000)					(111,000,000)		(22,000,000)
Comprehensive income:
Net income		31,235,000,000						28,353,000,000							28,353,000,000		2,882,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments		(16,942,000,000)								(16,091,000,000)					(16,091,000,000)		(851,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment		(2,205,000,000)								(1,433,000,000)					(1,433,000,000)		(772,000,000)
Pension liability adjustments		(1,450,000,000)								(1,286,000,000)					(1,286,000,000)		(164,000,000)
Total comprehensive income		10,638,000,000													9,543,000,000		1,095,000,000
Conversion of convertible debt (in shares)				87,588
Conversion of convertible debt		606,000,000		303,000,000		303,000,000									606,000,000
Purchase of treasury stock		(23,775,000,000)										(23,775,000,000)			(23,775,000,000)
Payment for loan to shareholder		(14,500,000,000)											(14,500,000,000)		(14,500,000,000)
Collection of loan to shareholder		14,500,000,000											14,500,000,000		14,500,000,000
Dividends paid to shareholders of Nidec Corporation		(8,699,000,000)						(8,699,000,000)							(8,699,000,000)
Dividends paid to noncontrolling interests		(2,205,000,000)															(2,205,000,000)
Capital transaction with consolidated subsidiaries and other		(6,515,000,000)															(6,515,000,000)
Ending Balance at Mar. 31, 2009		357,687,000,000		66,551,000,000		69,162,000,000		212,955,000,000		(27,464,000,000)		(24,056,000,000)			297,148,000,000		60,539,000,000
Ending Balance (in shares) at Mar. 31, 2009				145,075,080
Comprehensive income:
Net income		56,151,000,000						51,961,000,000							51,961,000,000		4,190,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments		(3,121,000,000)								(2,910,000,000)					(2,910,000,000)		(211,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment		2,745,000,000								2,164,000,000					2,164,000,000		581,000,000
Pension liability adjustments		(206,000,000)								(310,000,000)					(310,000,000)		104,000,000
Total comprehensive income		55,569,000,000													50,905,000,000		4,664,000,000
Purchase of treasury stock		(11,000,000)										(11,000,000)			(11,000,000)
Dividends paid to shareholders of Nidec Corporation		(7,661,000,000)						(7,661,000,000)							(7,661,000,000)
Dividends paid to noncontrolling interests		(1,197,000,000)															(1,197,000,000)
Capital transaction with consolidated subsidiaries and other		(2,856,000,000)				(72,000,000)									(72,000,000)		(2,784,000,000)
Ending Balance at Mar. 31, 2010	4,828,996,000	401,531,000,000	800,373,000	66,551,000,000	830,909,000	69,090,000,000	3,093,866,000	257,255,000,000	(342,995,000)	(28,520,000,000)	(289,441,000)	(24,067,000,000)		4,092,712,000	340,309,000,000	736,284,000	61,222,000,000
Ending Balance (in shares) at Mar. 31, 2010			145,075,080
Comprehensive income:
Net income	691,425,000	57,492,000,000					629,381,000	52,333,000,000						629,381,000	52,333,000,000	62,044,000	5,159,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments	(197,967,000)	(16,461,000,000)							(191,557,000)	(15,928,000,000)				(191,557,000)	(15,928,000,000)	(6,410,000)	(533,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment	(10,908,000)	(907,000,000)							(8,190,000)	(681,000,000)				(8,190,000)	(681,000,000)	(2,718,000)	(226,000,000)
Unrealized gains from derivative instruments qualifying for cash flow hedges	2,634,000	219,000,000							2,634,000	219,000,000				2,634,000	219,000,000
Pension liability adjustments	5,208,000	433,000,000							5,881,000	489,000,000				5,881,000	489,000,000	(673,000)	(56,000,000)
Total comprehensive income	490,392,000	40,776,000,000												438,149,000	36,432,000,000	52,243,000	4,344,000,000
Purchase of treasury stock	(135,009,000)	(11,226,000,000)									(135,009,000)	(11,226,000,000)		(135,009,000)	(11,226,000,000)
Change in ownership of Nidec Servo in connection with share exchange transaction	5,567,000	463,000,000			14,263,000	1,186,000,000					36,103,000	3,002,000,000		50,366,000	4,188,000,000	(44,799,000)	(3,725,000,000)
Dividends paid to shareholders of Nidec Corporation	(134,011,000)	(11,143,000,000)					(134,011,000)	(11,143,000,000)						(134,011,000)	(11,143,000,000)
Dividends paid to noncontrolling interests	(19,904,000)	(1,655,000,000)														(19,904,000)	(1,655,000,000)
Capital transaction with consolidated subsidiaries and other	(99,097,000)	(8,240,000,000)			(39,880,000)	(3,316,000,000)					73,000	6,000,000		(39,807,000)	(3,310,000,000)	(59,290,000)	(4,930,000,000)
Ending Balance at Mar. 31, 2011	$ 4,936,934,000	¥ 410,506,000,000	$ 800,373,000	¥ 66,551,000,000	$ 805,292,000	¥ 66,960,000,000	$ 3,589,236,000	¥ 298,445,000,000	$ (534,227,000)	¥ (44,421,000,000)	$ (388,274,000)	¥ (32,285,000,000)		$ 4,272,400,000	¥ 355,250,000,000	$ 664,534,000	¥ 55,256,000,000
Ending Balance (in shares) at Mar. 31, 2011			145,075,080

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Cash flows from operating activities:
Consolidated net income	$ 691,425,000	¥ 57,492,000,000	¥ 56,151,000,000	¥ 31,235,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	396,645,000	32,981,000,000	29,185,000,000	32,147,000,000
Amortization	32,820,000	2,729,000,000	1,954,000,000	1,933,000,000
Loss (gain) on marketable securities, net	2,862,000	238,000,000	(52,000,000)	1,305,000,000
Loss on sales, disposal or impairment of property, plant and equipment	6,554,000	545,000,000	1,088,000,000	1,282,000,000
Deferred income taxes	(54,071,000)	(4,496,000,000)	(740,000,000)	1,085,000,000
Equity in net loss (income) of affiliated companies	(72,000)	(6,000,000)	45,000,000	48,000,000
Foreign currency adjustments	66,422,000	5,523,000,000	4,036,000,000	2,091,000,000
Accrual for pension and severance costs, net payments	(45,039,000)	(3,745,000,000)	(1,457,000,000)	366,000,000
Changes in operating assets and liabilities:
Decrease (increase) in notes and accounts receivable	48,046,000	3,995,000,000	(32,537,000,000)	38,041,000,000
Decrease (increase) in inventories	(190,692,000)	(15,856,000,000)	(8,442,000,000)	11,238,000,000
(Decrease) increase in notes and accounts payable	(36,777,000)	(3,058,000,000)	29,799,000,000	(46,469,000,000)
(Decrease) increase in accrued income taxes	(1,491,000)	(124,000,000)	5,995,000,000	(3,631,000,000)
Other	82,573,000	6,866,000,000	5,055,000,000	(4,440,000,000)
Net cash provided by operating activities	999,205,000	83,084,000,000	90,080,000,000	66,231,000,000
Cash flows from investing activities:
Additions to property, plant and equipment	(661,575,000)	(55,010,000,000)	(36,608,000,000)	(38,501,000,000)
Proceeds from sales of property, plant and equipment	11,545,000	960,000,000	633,000,000	865,000,000
Purchases of marketable securities	(144,000)	(12,000,000)	(10,000,000)	(3,609,000,000)
Acquisitions of business, net of cash acquired	(620,493,000)	(51,594,000,000)	(4,396,000,000)	(756,000,000)
Other	(15,466,000)	(1,286,000,000)	(133,000,000)	(1,372,000,000)
Net cash used in investing activities	(1,286,133,000)	(106,942,000,000)	(40,514,000,000)	(43,373,000,000)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	(760,132,000)	(63,205,000,000)	(109,100,000,000)	153,934,000,000
Repayments of long-term debt	(24,245,000)	(2,016,000,000)	(1,733,000,000)	(2,067,000,000)
Proceeds from issuance of corporate bonds	1,208,659,000	100,500,000,000
Redemption of corporate bonds				(26,412,000,000)
Purchases of treasury stock	(135,009,000)	(11,226,000,000)	(11,000,000)	(23,775,000,000)
Payments for additional investments in subsidiaries	(94,131,000)	(7,827,000,000)	(3,152,000,000)	(9,286,000,000)
Payment for loan to shareholder				(14,500,000,000)
Collection of loan to shareholder				14,500,000,000
Dividends paid to shareholders of Nidec Corporation	(134,011,000)	(11,143,000,000)	(7,661,000,000)	(8,699,000,000)
Dividends paid to noncontrolling interests	(19,904,000)	(1,655,000,000)	(1,197,000,000)	(2,205,000,000)
Other	4,041,000	336,000,000	75,000,000	384,000,000
Net cash provided by (used in) financing activities	45,268,000	3,764,000,000	(122,779,000,000)	81,874,000,000
Effect of exchange rate changes on cash and cash equivalents	(106,963,000)	(8,894,000,000)	(4,444,000,000)	(4,575,000,000)
Net increase (decrease) in cash and cash equivalents	(348,623,000)	(28,988,000,000)	(77,657,000,000)	100,157,000,000
Cash and cash equivalents at beginning of year	1,482,971,000	123,309,000,000	200,966,000,000	100,809,000,000
Cash and cash equivalents at end of year	$ 1,134,348,000	¥ 94,321,000,000	¥ 123,309,000,000	¥ 200,966,000,000

Nature of operations:	12 Months Ended
Mar. 31, 2011
Nature of operations:

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, motors for optical disk drives, small precision fans and other small motors; ii) general motors, which are used in various electric household appliances, industrial equipment and automobiles; iii) machinery, which includes, test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots; iv) electronic and optical components, which include camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products; and v) other products, which include auto parts, pivot assemblies, other components and other services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam, the Philippines and Singapore), Japan and North America, and sales subsidiaries are primarily located in Asia, North America and Europe.

The main customers for NIDEC are manufacturers of hard disk drives. NIDEC also sells its products to the manufacturers of various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.

From the second quarter of the year ended March 31, 2011, the “Mid-size motors” product category has been changed to “General motors” which includes both Mid-size motors and Large-size motors, because our motor product line has been expanded to include large industrial motors with the completion of the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010.

Summary of significant accounting policies:	12 Months Ended
Mar. 31, 2011
Summary of significant accounting policies:

2. Summary of significant accounting policies:

The Company and its subsidiaries in Japan maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with accounting principles generally accepted in the United States of America. Significant accounting policies after reflecting adjustments for the above are as follows:

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method to reflect the manner in which the machinery is used due to short product cycles and rapid technology changes by the Company and its Japanese subsidiaries, and on the straight-line method for foreign subsidiary companies at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 2 to 22 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥32,147 million, ¥29,185 million, and ¥32,981 million ( $396,645 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Lease-

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include patent rights, proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 7 years, 10 years, 18 years and 5 years, respectively.

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, general motors and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns.

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥300 million, ¥156 million, and ¥246 million ( $2,959 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of balance sheets, income and cash flows for the years ended March 31, 2009 and 2010 to conform to the current year presentation.

As of December 31, 2008, NIDEC discontinued its optical pickup unit (“OPU”) business. The results of the OPU business were previously recorded in the Nidec Sankyo reporting segments. In addition, as of September 30, 2009, NIDEC discontinued its semiconductor manufacturing equipment business. The results of the semiconductor manufacturing equipment business were previously recorded in the Nidec Tosok reporting segments. As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

As of April 1, 2010, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 860 “Transfers and Servicing” updated by Accounting Standards Update (ASU) No. 2009-16, “Accounting for Transfers of Financial Assets”. ASU 2009-16 requires more disclosure about transfers of a portion of a financial assets as sale, including securitization transactions, and where companies have continuing exposure to the risks related to transferred financial assets. ASU 2009-16 also eliminates the concept of a “qualifying special-purpose entity,” which changes the criteria for derecognizing financial assets. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of April 1, 2010, NIDEC adopted ASC 810 “Consolidation” updated by ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 requires an enterprise to perform an analysis to identify the primary beneficiary of all variable interest entities and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of all variable interest entities. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

In December 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-28, “Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods within those years, beginning after December 15, 2010. Early adoption is prohibited. NIDEC is currently evaluating the potential impact from adopting ASU 2010-28 on its consolidated financial position, results of operations and liquidity.

In December 2010, the FASB issued ASU No. 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 requires a public entity that enters into business combination to disclose pro forma revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. ASU2010-29 is a provision for disclosure. The adoption of ASU2010-29 will not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In May 2011, the FASB issued ASU No.2011-04, “Fair Value Measurement: (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Early adoption is prohibited. The adoption of ASU 2011-04 is not expected to have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

U.S. dollar amounts:	12 Months Ended
Mar. 31, 2011
U.S. dollar amounts:

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and the related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥83.15 = U.S.  $1, the approximate current exchange rate at March 31, 2011, was used for the presentation of the U.S. dollar amounts in the accompanying consolidated financial statements of NIDEC as of and for the year ended March 31, 2011.

Acquisitions and dispositions:	12 Months Ended
Mar. 31, 2011
Acquisitions and dispositions:

4. Acquisitions and dispositions:

On June 13, 2008, NIDEC acquired all of the voting rights of Shanghai Nidec Automotive Electric Motors Limited. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity. In addition, on August 1, 2008, NIDEC acquired an additional 3,500 new shares of Copal Yamada Corporation. NIDEC had already owned 3,000 shares of Copal Yamada Corporation prior to August 1, 2008. As a result, the number of shares of Copal Yamada Corporation’s common shares held by NIDEC became 68.4%. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On March 31, 2009, NIDEC disposed all of the shares of Nidec Nemicon Corporation, its subsidiary. This disposition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

For all of the above acquisitions, consummated prior to March 31, 2009, the total cost of these acquisitions has been allocated to the assets acquired and the liabilities assumed based on their respective fair values at the date of the acquisitions in accordance with SFAS 141, “Business Combinations”.

On August 4, 2009, NIDEC acquired the additional 60.0% of the voting rights of NTN-Nidec (Zhejiang) Corporation, and NTN-Nidec (Thailand) Co., Ltd., currently Nidec Bearing (Thailand) Co., Ltd. (“NBTC”). NIDEC previously owned 40.0% of the voting rights of NBCC and NBTC prior to August 4, 2009. As a result, NIDEC acquired all of the voting rights of NBCC and NBTC. These acquisitions did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On January 26, 2010, NIDEC acquired all of the voting rights of the household motor business of Appliances Components Companies S.p.A.. As a result, NIDEC has included Nidec Sole Motor Corporation S.R.L. (“NSMC”) in its scope of consolidation as wholly owned subsidiary of NIDEC. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On February 26, 2010, NIDEC acquired 864,000 shares (or, 90.0%) of SC WADO Co., Ltd. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls (“EMC”) business which consists of industrial, air conditioning and home appliance motor business for cash of ¥57,442 million ( $690,824 thousand) in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date of the EMC business.

	Yen in millions	U.S. dollars in thousands
	September 30, 2010
	Nidec Motor
Cash and cash equivalents	¥5,020	$60,373
Accounts receivable	13,208	158,845
Inventories	7,701	92,616
Other current assets	1,419	17,066
Property, plant and equipment	20,389	245,207
Goodwill	11,511	138,437
Intangible assets	13,357	160,637
Other non-current assets	95	1,143

Total assets acquired	72,700	874,324

Accounts payable	(9,572)	(115,117)
Other current liabilities	(3,862)	(46,446)
Other non-current liabilities	(1,824)	(21,937)

Total liabilities assumed	(15,258)	(183,500)

Net assets acquired	¥57,442	$690,824

Intangible assets of ¥11,723 million ( $140,986 thousand) subject to amortization include customer relationships of ¥10,494 million ( $126,206 thousand), licenses of ¥503 million ( $6,049 thousand), software of ¥360 million ( $4,330 thousand) and other intangible assets of ¥366 million ( $4,401 thousand). NIDEC has estimated the amortization period for the customer relationships, licenses and software to be 21 year, 13 year and 5 year, respectively.

Intangible assets not subject to amortization include trademarks of ¥1,634 million ( $19,651 thousand).

Goodwill recognized of ¥11,511 million ( $138,437 thousand), which is allocated to Nidec Motor segment, is attributable primarily to expected synergies of customer base and technologies of home appliance motors business from combining operations of EMC and NIDEC.

Goodwill deductible for tax purposes resulting from the transaction was ¥10,369 million ( $124,702 thousand).

Acquisition-related cost of ¥605 million ( $7,276 thousand) was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2011.

Net sales and net income of EMC that are included in the consolidated statement of income for the year ended March 31, 2011 are ¥35,458 million ( $426,434 thousand) and ¥259 million ( $3,115 thousand) respectively.

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2009, 2010 and 2011, as if the acquisition of EMC had occurred on April 1, 2008, 2009 and 2010. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31 (Unaudited)			For the year ended March 31 (Unaudited)
	2009	2010	2011	2011
Pro forma net sales	¥711,514	¥660,138	¥729,952	$8,778,737
Pro forma net income attributable to Nidec corporation	29,113	52,780	54,446	654,793

	Yen			U.S. dollars
Pro forma net income attributable to Nidec Corporation per share
—basic	¥202.71	¥378.91	¥391.09	$4.70
—diluted	199.32	378.91	377.45	4.54

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets

5. Goodwill and other intangible assets

Intangible assets subject to amortization are summarized as follows:

	Yen in millions				U.S dollars in thousands
	March 31				March 31, 2011
	2010		2011
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥707	¥302	¥934	¥422	$11,233	$5,075
Proprietary technology	1,931	617	1,785	744	21,467	8,948
Customer relationships	6,325	1,677	16,670	2,336	200,481	28,094
Software	6,694	3,213	8,556	3,830	102,898	46,061
Other	1,854	710	2,787	954	33,518	11,473

Total	¥17,511	¥6,519	¥30,732	¥8,286	$369,597	$99,651

The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 7 years, 10 years, 18 years and 5 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2009, 2010 and 2011 amounted to ¥1,784 million, ¥1,863 million and ¥2,605 million ( $31,329 thousand), respectively.

Total indefinite lived intangible assets amounted to ¥144 million and ¥1,846 million ( $22,201 thousand) as of March 31, 2010 and 2011, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions	U.S dollars in thousands
2012	¥2,777	$33,397
2013	2,632	31,654
2014	2,337	28,106
2015	1,933	23,247
2016	¥1,769	$21,275

NIDEC has completed the annual impairment test for existing goodwill as required by ASC 350 as of January 1, 2011. For the years ended March 31, 2009, 2010 and 2011, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2009, 2010 and 2011, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

Due to the discontinued OPU business, an impairment loss of ¥357 million of goodwill in “Nidec Sankyo” segment for the year ended March 31, 2009 and due to discontinued SME business, an impairment loss of ¥230 million of goodwill in “Nidec Tosok” segment for the year ended March 31, 2010 was recorded as “loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2010 and 2011 are as follows. Reportable segment information is described in Note 25 (2).

	Yen in millions		U.S dollars in thousands
	March 31,		March 31, 2011
	2010	2011
Nidec Electronics (Thailand)	¥72	¥69	$830
Nidec Sankyo	27,459	27,459	330,235
Nidec Copal	17,148	17,148	206,230
Nidec Tosok	1,107	1,107	13,313
Nidec Copal Electronics	6,561	6,561	78,906
Nidec Techno Motor	3,147	2,628	31,606
Nidec Motor	—	11,404	137,150
Nidec Motors & Actuators	5,285	4,886	58,761
All Others	11,452	10,845	130,425

	¥72,231	¥82,107	$987,456

From the second quarter of the year ended March 31, 2011, NIDEC changed its segment reporting because the number of its subsidiaries has been increased due to recent acquisitions such as the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010. The Company’s acquired subsidiaries have been grouped into each of those segments for internal management reporting to the chief operating decision maker and for external reporting. All prior period segment information has been reclassified in accordance with the current period presentation.

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2009	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2010
Goodwill:
Nidec Electronics (Thailand)	¥—	¥69	¥—	¥3	¥72
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,099	49	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	1,115	—	(27)	3,147
Nidec Motor	—	—	—	—	—
Nidec Motors & Actuators	5,741	—	—	(456)	5,285
All Others	10,804	982	—	(334)	11,452

	71,417	2,215	—	(814)	72,818

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	—	—	(230)	—	(230)

	(357)	—	(230)	—	(587)

	¥71,060	¥2,215	¥(230)	¥(814)	¥72,231

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥72	¥—	¥—	¥(3)	¥69
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	3,147	—	—	(519)	2,628
Nidec Motor	—	11,511	—	(107)	11,404
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	11,452	—	—	(607)	10,845

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

	U.S dollars in thousands
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
	$868,683	$138,437	$—	$(19,664)	$987,456

Supplemental cash flow information:	12 Months Ended
Mar. 31, 2011
Supplemental cash flow information:

6. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Cash paid during the fiscal year for:
Income taxes	¥13,315	¥11,504	¥22,088	$265,640
Interest	1,441	706	372	4,474
Non-cash investing and financing activities:
Capital leasing receivables	663	—	—	—
Capital lease obligations	762	602	1,022	12,291
Conversion of convertible debt into common stock	606	—	—	—
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	—	1,186	14,263
—Change in treasury stock	—	—	3,002	36,103

Allowance for doubtful accounts:	12 Months Ended
Mar. 31, 2011
Allowance for doubtful accounts:

7. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in thousands
	2009	2010	2011	2011
Allowance for doubtful accounts at April 1	¥2,246	¥2,311	¥1,830	$22,008
Provision for doubtful accounts, net of reversal	349	31	26	313
Write-offs	(273)	(492)	(912)	(10,968)
Translation adjustment and other	(11)	(20)	69	830

Allowance for doubtful accounts at March 31	¥2,311	¥1,830	¥1,013	$12,183

Inventories:	12 Months Ended
Mar. 31, 2011
Inventories:

8. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars In thousands
	March 31		March 31, 2011
	2010	2011
Finished goods	¥28,323	¥39,477	$474,768
Raw materials	19,428	23,303	280,253
Work in process	17,995	23,405	281,479
Project in progress	653	1,108	13,325
Supplies and other	3,104	3,084	37,090

	¥69,503	¥90,377	$1,086,915

Other current assets:	12 Months Ended
Mar. 31, 2011
Other current assets:

9. Other current assets:

Other current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets (Note 17)	¥5,651	¥6,963	$83,740
Other receivable	4,825	6,676	80,289
Time deposit	3,891	2,745	33,013
Other	5,306	6,438	77,425

	¥19,673	¥22,822	$274,467

“Other” primarily consists of taxes receivable and prepaid expenses.

Marketable securities and other securities investments:	12 Months Ended
Mar. 31, 2011
Marketable securities and other securities investments:

10. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,993	¥7,714	¥143	¥16,564
Held-to-maturity
Japanese government debt securities	200	—	—	200

	¥9,193	¥7,714	¥143	¥16,764

Securities not practicable to fair value
Equity securities	¥698

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	U.S. dollars in thousands
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	$105,448	$74,648	$4,233	$175,863
Held-to-maturity
Japanese government debt securities	2,405	36	—	2,441

	$107,853	$74,684	$4,233	$178,304

Securities not practicable to fair value
Equity securities	$6,194

During the years ended March 31, 2009, 2010 and 2011, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, decreased by ¥1,433 million, increased by ¥2,164 million and decreased by ¥681 million ( $8,190 thousand), respectively.

Proceeds from sales of available-for-sale securities were ¥317 million, ¥94 million and ¥72 million ( $866 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. On those sales, gross realized gains were ¥241 million, ¥66 million and ¥12 million ( $144 thousand) and gross realized losses were ¥4 million, ¥0 million and ¥0 million ( $0 thousand), respectively.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is determined to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized currently as a realized loss.

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥359	¥30	¥349	¥113

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	U.S. dollars in thousands
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	$19,759	$3,391	$2,898	$842

NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.

For the years ended March 31, 2010 and 2011, held-to-maturity securities of ¥200 million and ¥200 million ( $2,405 thousand) were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Other non-current assets:	12 Months Ended
Mar. 31, 2011
Other non-current assets:

11. Other non-current assets:

Other non-current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Intangible assets *	¥11,136	¥24,292	$292,147
Deferred tax assets	12,153	15,526	186,723
Other	3,005	2,848	34,251

	¥26,294	¥42,666	$513,121

Notes:

*	“Intangible assets” information is described in Note 5 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt:	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt:

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	¥115,467	¥52,018	$625,592

At March 31, 2011, NIDEC had unused lines of credit amounting to ¥147,633 million ( $1,775,502 thousand) with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2010 and 2011 is comprised of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Unsecured loans, representing obligations principally to banks and an insurance company Due 2010 to 2026 in 2010 with interest ranging from 0.00% to 9.30% per annum in 2010 Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011	¥640	¥305	$3,668
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	—	100,447	1,208,022
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011	2,602	2,191	26,350

	3,242	102,943	1,238,040
Less—Current portion due within one year	(1,497)	(1,124)	(13,518)

	¥1,745	¥101,819	$1,224,522

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions	U.S. dollars in thousands
	March 31, 2011	March 31, 2011
Principal amount	¥100,000	$1,202,646
Unamortized premium	447	5,376

Total	¥100,447	$1,208,022

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 ( $128) and the number of convertible shares is 9,410,878 as of March 31, 2011. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

	Yen in millions	U.S. dollars in thousands
	Year ending March 31
2012	¥1,124	$13,518
2013	622	7,480
2014	308	3,704
2015	150	1,804
2016	100,564	1,209,429
2017 and thereafter	¥175	$2,105

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2011 and 2010.

Other current liabilities:	12 Months Ended
Mar. 31, 2011
Other current liabilities:

13. Other current liabilities:

Other current liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Income taxes payable	8,479	8,117	97,619
Payable for property, plant and equipment	4,824	6,011	72,291
Other	4,400	4,767	57,330

	¥17,703	¥18,895	$227,240

Pension and severance plans:	12 Months Ended
Mar. 31, 2011
Pension and severance plans:

14. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

During the fiscal year ended March 31, 2011, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,276	¥18,951	$227,913
Service cost	1,155	949	11,413
Interest cost	331	253	3,043
Actuarial loss	587	634	7,625
Plan amendment	(206)	(841)	(10,114)
Curtailments	—	(442)	(5,316)
Settlements	—	(2,844)	(34,203)
Benefits paid	(2,192)	(1,205)	(14,492)

	18,951	15,455	185,869

Change in plan assets:
Fair value of plan assets at beginning of year	7,085	7,976	95,923
Actual return on plan assets	1,270	95	1,143
Employer contribution	1,008	2,741	32,965
Plan amendment	(68)	(109)	(1,311)
Settlements	—	(2,348)	(28,238)
Benefits paid	(1,319)	(656)	(7,890)

Fair value of plan assets at end of year	7,976	7,699	92,592

Funded status	¥(10,975)	¥(7,756)	$(93,277)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥10,975	¥7,756	$93,277

Net amounts recognized	¥10,975	¥7,756	$93,277

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial loss	¥(2,732)	¥(2,880)	$(34,636)
Prior service credit	439	1,145	13,770

Pension liability adjustments, pre-tax	¥(2,293)	¥(1,735)	$(20,866)

The accumulated benefit obligations for all defined benefit pension plans were ¥17,124 million and ¥14,808 million ( $178,088 thousand) for the years ended March 31, 2010 and 2011, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥18,951	¥15,454	$185,857
Accumulated benefit obligations	17,124	14,808	178,088
Fair value of plan assets	7,976	¥7,699	$92,592

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	1.8%	1.6%
Rate of compensation increase	2.3%	2.2%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	1.9%	1.8%	1.8%
Expected return on plan assets	1.9%	1.8%	2.3%
Rate of compensation increase	2.5%	2.4%	2.3%

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended
	2009	2010	2011	March 31 2011
Components of net periodic (benefit) cost:
Service cost	¥1,163	¥1,155	¥949	$11,413
Interest cost	335	331	253	3,043
Expected return on plan assets	(148)	(120)	(165)	(1,984)
Amortization of net actuarial loss	33	165	106	1,275
Amortization of prior service credit	(62)	(62)	(135)	(1,624)
Gains from curtailments and settlements	—	—	(249)	(2,995)

Net periodic pension cost	¥1,321	¥1,469	¥759	$9,128

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2012 are ¥127 million ( $1,527 thousand) and ¥147 million ( $1,768 thousand), respectively.

Foreign plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥3,724	¥5,002	$60,156
Service cost	221	321	3,860
Interest cost	212	206	2,477
Actuarial loss (gain)	515	(43)	(517)
Acquisition and other	633	789	9,490
Foreign currency exchange rate changes	(102)	(439)	(5,280)
Benefits paid	(201)	(175)	(2,104)

	5,002	5,661	68,082

Change in plan assets:
Fair value of plan assets at beginning of year	231	435	5,232
Actual return on plan assets	13	57	686
Employer contribution	252	179	2,153
Foreign currency exchange rate changes	2	(30)	(361)
Benefits paid	(63)	(48)	(578)

Fair value of plan assets at end of year	435	593	7,132

Funded status	¥(4,567)	¥(5,068)	$(60,950)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥4,567	¥5,068	$60,950

Net amounts recognized	¥4,567	¥5,068	$60,950

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial gain	¥77	¥301	$3,620

Pension liability adjustments, pre-tax	¥77	¥301	$3,620

The accumulated benefit obligations for all defined benefit pension plans were ¥4,738 million and ¥5,441 million ( $65,436 thousand) for the years ended March 31, 2010 and 2011, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥5,002	¥5,661	$68,082
Accumulated benefit obligations	4,738	5,441	65,436
Fair value of plan assets	435	¥593	$7,132

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	4.8%	5.7%
Rate of compensation increase	2.5%	2.9%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	5.9%	6.0%	4.8%
Expected return on plan assets	3.0%	2.3%	2.0%
Rate of compensation increase	2.5%	2.5%	2.5%

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31
	2009	2010	2011	2011
Components of net periodic (benefit) cost:
Service cost	¥267	¥221	¥321	$3,860
Interest cost	251	212	206	2,478
Expected return on plan assets	(9)	(16)	(90)	(1,082)
Amortization of net actuarial (gain) loss	(40)	(39)	5	60

Net periodic pension cost	¥469	¥378	¥442	$5,316

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2012 is ¥3 million ( $36 thousand).

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 11% is invested in equity securities, approximately 7% is invested in debt securities, and approximately 82% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2010 and 2011, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥621	¥621	¥—	¥—
Foreign companies	445	445	—	—
Debt securities:
Pooled funds *1	882	—	882	—
Other assets:
Cash and cash equivalents	670	670	—	—
Life insurance company general accounts	2,571	—	2,571	—
Pooled funds *2	3,222	—	3,222	—

Total	¥8,411	¥1,736	¥6,675	¥—

*1	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	$5,640	$5,640	$—	$—
Foreign companies	4,919	4,919	—	—
Debt securities:
Pooled funds *1	7,420	—	7,420	—
Other assets:
Cash and cash equivalents	8,972	8,972	—	—
Life insurance company general accounts	33,277	—	33,277	—
Pooled funds *2	39,495	—	39,495	—

Total	$99,723	$19,531	$80,192	$—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

NIDEC expects to contribute approximately ¥929 million ( $11,173 thousand) to its defined benefit plans for the year ending March 31, 2012.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions		U.S. dollars in thousands
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
2012	¥906	¥544	$10,896	$6,542
2013	978	481	11,762	5,785
2014	956	634	11,497	7,625
2015	894	319	10,752	3,836
2016	929	359	11,173	4,317
Years 2017-2021	¥4,375	¥2,178	$52,616	$26,194

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥239 million, ¥203 million and ¥206 million ( $2,477 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. NIDEC expects to contribute approximately ¥184 million ( $2,213 thousand) for the year ending March 31, 2012.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥358 million, ¥340 million and ¥982 million ( $11,810 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. NIDEC expects to contribute approximately ¥1,501 million ( $18,052 thousand) for the year ending March 31, 2012.

Other long-term liabilities:	12 Months Ended
Mar. 31, 2011
Other long-term liabilities:

15. Other long-term liabilities:

Other long-term liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax liabilities	¥3,426	¥3,430	$41,251
Unrecognized tax benefits, accrued interest and penalty *	5,098	9,595	115,394
Other	3,184	3,196	38,436

	¥11,708	¥16,221	$195,081

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 17 “Income taxes”

Equity:	12 Months Ended
Mar. 31, 2011
Equity:

16. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥98,247 million and ¥102,889 million ( $1,237,390 thousand) for the years ended March 31, 2010 and 2011, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2011 includes amounts representing final cash dividends of ¥6,232 million ( $74,949 thousand), ¥45 ( $0.54) per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the year ended March 31, 2011. In accordance with the resolution, NIDEC repurchased 670,900 shares of treasury stock for the aggregate cost of ¥4,835 million ( $58,148 thousand). NIDEC owned 5,784,406 shares, or ¥24,067 million and 6,593,647 shares, or ¥32,285 million ( $388,274 thousand) of treasury stock repurchased for the years ended March 31, 2010 and 2011, which were restricted regarding the payment of cash dividend. On October 1, 2010, the Company made the Nidec Servo Corporation (“NSRV”) a wholly owned subsidiary by way of share exchange transaction. The Company allocated 721,534 shares of its common stock held in treasury, for the share exchange transaction. As a result of this share exchange transaction the Company’s interests in NSRV increased from 64.9% to 100%.

Retained earnings relating to equity in undistributed earnings reflect ¥557 million, ¥197 million and ¥189 million ( $2,273 thousand) of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2009, 2010 and 2011.

The Company purchased additional interests in major subsidiaries from each noncontrolling interest. These purchases of additional interests were primarily related to the Nidec Sankyo Corporation (“NSNK”) and the Nidec Copal Corporation (“NCPL”). As a result, these capital transactions primarily increased the Company’s interests in NSNK and NCPL from 73.8% and 59.9% to 76.7% and 64.8%, respectively.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,749)	¥(193)	¥(16,942)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(2,467)	1,012	(1,455)
Reclassification adjustments for gains and losses realized in net income	(1,380)	630	(750)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(2,271)	879	(1,392)
Reclassification adjustments for actuarial gains (losses) realized in net income	(7)	(14)	(21)
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥(22,936)	¥2,339	¥(20,597)

For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial (gains) losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains (losses) realized in net income	99	(68)	31
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains (losses) realized in net income	688	(282)	406
Reclassification adjustments for prior service credit realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	U.S. dollars in thousands
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$(200,445)	$806	$(199,639)
Reclassification adjustments for gains and losses realized in net income	1,672	—	1,672
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	8,587	(12,327)
Reclassification adjustments for gains and losses realized in net income	2,285	(866)	1,419
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	(2,502)	4,064
Reclassification adjustments for gains and losses realized in net income	(2,309)	879	(1,430)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(7,901)	3,211	(4,690)
Prior service credit arising during period	10,114	(4,149)	5,965
Reclassification adjustments for actuarial gains (losses) realized in net income	8,275	(3,391)	4,884
Reclassification adjustments for prior service credit realized in net income	(1,624)	673	(951)

Other comprehensive income (loss)	$(204,281)	$3,248	$(201,033)

Income taxes:	12 Months Ended
Mar. 31, 2011
Income taxes:

17. Income taxes:

The components of income from continuing operations before income tax comprise the following:

	Yen in millions			U.S. dollars in thousands

	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥20,396	¥16,666	¥20,146	$242,285
Foreign subsidiaries	26,874	58,517	59,379	714,119

	¥47,270	¥75,183	¥79,525	$956,404

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year Ended March 31, 2011
	2009	2010	2011
Current income tax expense:
The Company and domestic subsidiaries	¥5,960	¥9,227	¥14,276	$171,690
Foreign subsidiaries	4,345	9,043	8,753	105,267

Total current	10,305	18,270	23,029	276,957

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	1,908	198	(3,861)	(46,434)
Foreign subsidiaries	262	(938)	(635)	(7,637)

Total deferred	2,170	(740)	(4,496)	(54,071)

Total provision	¥12,475	¥17,530	¥18,533	$222,886

NIDEC is subject to a number of different income taxes, which, in the aggregate, indicate a statutory rate in Japan of approximately 41.0% in 2009, 2010 and 2011. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2009	2010	2011
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(18.9)	(23.2)	(21.6)
Tax (benefit) on undistributed earnings	(1.1)	3.3	(0.1)
Valuation allowance	3.6	0.4	(1.7)
Liabilities for unrecognized tax benefits	(0.2)	3.4	5.5
Accumulated earnings tax of foreign subsidiaries	1.0	(0.1)	0.3
Other	1.0	(1.5)	(0.1)

Effective income tax rate	26.4%	23.3%	23.3%

The effective income tax rate for the year ended March 31, 2010 and 2011 was stable at 23.3%. The fluctuation of the components of effective tax rate was primarily due to an increase in liabilities for unrecognized tax benefits and tax benefit in foreign subsidiaries, which offset by decreases in tax (benefit) on undistributed earnings and valuation allowance.

Tax benefit in foreign subsidiaries primarily relates to income sourced from foreign subsidiaries mainly in Thailand and the Philippines.

In Thailand, NIDEC received privileges under the promotional certificates issued in May 2005, December 2006 and March 2010. Under these privileges, NIDEC received an exemption from corporate income tax for a period of five to eight years from the date of commencement of certain revenue-generating activities identified by the promotional certificate.

In the Philippines, NIDEC received certain tax incentives in October 2003, which included an income tax holiday for four years. In September 2007 the income tax holiday was extended for two years. In September 2009 the income tax holiday was extended for one year. In September 2010 the income tax holiday was extended for one year. In April 2007 NIDEC received another income tax holiday of a new project for four years. This income tax holiday will be extended more for two years.

The aggregate dollar and per share effects of tax holidays are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Aggregate amounts of tax holidays	¥4,879	¥6,979	¥6,839	$82,249

	Yen			U.S. dollars
Per share—basic	¥33.97	¥50.10	¥49.13	$0.59

Diluted	¥33.46	¥50.10	¥47.44	$0.57

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Inventories	¥2,026	¥2,474	$29,753
Property, plant and equipment	7,213	6,894	82,910
Accrued bonus	2,714	2,497	30,030
Accrued enterprise tax	233	252	3,031
Pension and severance plans	6,115	4,617	55,526
Operating loss carryforwards for tax purposes	4,436	5,000	60,132
Foreign tax credit	3,545	7,222	86,855
Accrued vacation	829	859	10,331
Accrued expenses	895	1,550	18,641
Other	1,639	1,485	17,860

Gross deferred tax assets	29,645	32,850	395,069
Less—Valuation allowance	(7,606)	(6,235)	(74,985)

Net deferred tax assets	22,039	26,615	320,084

Deferred tax liabilities:
Basis difference of acquired assets	(2,966)	(2,672)	(32,135)
Undistributed earnings not permanently reinvested	(2,830)	(2,428)	(29,200)
Marketable securities	(1,275)	(1,401)	(16,849)
Intangible assets	(608)	(1,207)	(14,516)
Other	(163)	(254)	(3,054)

Gross deferred tax liabilities	(7,842)	(7,962)	(95,754)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Operating loss carryforwards for tax purposes of consolidated subsidiaries on March 31, 2011 amounted to approximately ¥17,212 million ( $206,999 thousand) and are available as an offset against future taxable income of such subsidiaries.

With the exception of ¥4,739 million ( $56,993 thousand) with no expiration period, total available operating loss carryforwards expire at various dates primarily up to 7 years.

The valuation allowance mainly relates to deferred tax assets of consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in thousands
	March 31			March 31, 2011
	2009	2010	2011
Valuation allowance at beginning of year	¥(6,455)	¥(7,026)	¥(7,606)	$(91,473)
Additions	(1,719)	(1,693)	(1,535)	(18,461)
Deductions	1,178	1,113	2,906	34,949
Impact of acquisition of companies	(30)	—	—	—

Valuation allowance at end of year	¥(7,026)	¥(7,606)	¥(6,235)	$(74,985)

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Other current assets	¥5,651	¥6,963	$83,740
Other non-current assets	12,153	15,526	186,723
Deferred tax liabilities:
Other current liabilities	(181)	(406)	(4,882)
Other long-term liabilities	(3,426)	(3,430)	(41,251)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Management of NIDEC intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liability has been recorded on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future, aggregating ¥137,231 million ( $1,650,403 thousand) as of March 31, 2011. NIDEC estimates an additional deferred tax liability of ¥11,726 million ( $141,022 thousand) would be required at such time if the full amount of these accumulated earnings were expected to be remitted.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions			U.S. dollars in thousands
	March 31,			March 31, 2011
	2009	2010	2011
Balance at April 1	¥2,374	¥2,374	¥4,887	$58,773
Additions for tax positions of the current year	—	2,944	4,312	51,858
Additions for tax positions of prior years	—	—	—	—
Reductions for tax positions of prior years	—	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—	—
Settlements	—	—	—	—

Balance at March 31	¥2,374	¥4,887	¥9,199	$110,631

Total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, is ¥9,199 million ( $110,631 thousand).

Although NIDEC believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. A significant change to the unrecognized tax benefits might occur within the next twelve months. NIDEC does not expect that such change will have a significant impact on consolidated results of operations and financial position.

NIDEC recognizes interest and penalties related to unrecognized tax benefits as a component of other, net in the consolidated statements of income. The interest and penalties for the fiscal year ended March 31, 2009, 2010 and 2011, respectively, had no material impact on its consolidated results of operations. The total gross accrued interest and penalty were ¥211 million and ¥396 million ( $4,762 thousand) at March 31, 2010 and 2011, respectively.

NIDEC remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2004, with various tax jurisdictions including Japan.

Reconciliation of the differences between basic and diluted earnings per share:	12 Months Ended
Mar. 31, 2011
Reconciliation of the differences between basic and diluted earnings per share:

18. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2009:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥ 30,891	143,616	¥ 215.10
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	143,616	(17.68)
Net income attributable to Nidec Corporation	28,353	143,616	197.42

Effect of dilutive securities
Zero coupon convertible bonds	(47)	2,200
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	30,844	145,816	211.53
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	145,816	(17.41)
Net income attributable to Nidec Corporation	¥ 28,306	145,816	¥ 194.12

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥52,990	139,291	¥380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	52,990	139,291	380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥54,564	139,216	¥391.94	$4.71
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	139,216	(16.03)	(0.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91	4.52

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	54,535	144,166	378.27	4.55
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	144,166	(15.47)	(0.19)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80	$4.36

NIDEC has no dilutive securities outstanding for the year ended March 31, 2010, and therefore there is no difference between basic and diluted income attributable to Nidec Corporation per share.

Derivatives:	12 Months Ended
Mar. 31, 2011
Derivatives:

19. Derivatives:

NIDEC manages the exposures to fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts and commodities agreements designated as cash flow hedges to protect against foreign exchange rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC uses derivatives such as foreign exchange forward contracts and interest rate currency swaps to protect against foreign exchange rate risks and interest rate risks. NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives. The changes in the fair value of these contracts are recorded in ‘Other income (expense)’.

The Contractual Amounts Outstanding of Derivative Instruments

Derivatives designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥—	¥2,930	$35,238
Commodity futures	—	1,964	23,620

Derivatives not designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥123	¥—	$—
Interest rate currency swap agreements	48	24	289

Fair Values of Derivative Instruments

Derivatives designated as cash flow hedge under ASC 815 are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current assets	¥—	¥477	$5,737
Commodity futures	Other current assets	—	179	2,153

Derivatives not designated as hedging instruments under ASC 815 are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current liabilities	¥2	¥—	$—
Interest rate currency swap agreements	Other current liabilities	0	2	24

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge under ASC 815 are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31
	2009	2010	2011	2011
Foreign exchange forward contracts	¥—	¥—	¥152	$1,828
Commodity futures	—	—	67	806

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Cost of sales	¥—	¥—	¥55	$661
Commodity futures	Cost of sales	—	—	64	770

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2011.

A net gain of ¥211 million ( $2,538 thousand) in accumulated other comprehensive income at March 31, 2011 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2011, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 14 months.

Derivatives not designated as hedging instruments under ASC 815 are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Other, net	¥ (7)	¥ 0	¥ 2	$24
Interest rate swap agreements	Other, net	7	—	—	—
Interest rate currency swap agreements	Other, net	12	2	(1)	(12)

Fair Value:	12 Months Ended
Mar. 31, 2011
Fair Value:

20. Fair Value:

Under Statement of ASC 820, “Fair Value Measurements and Disclosures”, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect NIDEC’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (other than quoted prices) that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 inputs are unobservable inputs for the asset or liability.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities that are measured at Fair Value on a Recurring Basis:

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥16,564	¥16,564	—	—

Liabilities:
Derivatives	¥2	—	¥2	—

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	$175,863	$175,863	—	—
Derivatives	$7,865	$2,153	$5,712	—

Total assets:	$183,728	$178,016	$5,712	—

Level 1 marketable equity securities and derivatives including commodity futures are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 derivatives including foreign exchange contracts are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates, and interest rates.

Fair value of financial instruments:

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions		U.S. dollars in thousands
	March 31, 2010		March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥123,309	¥123,309	¥94,321	¥94,321	$1,134,348	$1,134,348
Short-term investments	3,891	3,891	2,745	2,745	33,013	33,013
Short-term loan receivable	158	158	141	141	1,696	1,696
Long-term loan receivable	358	363	241	243	2,898	2,922
Short-term borrowings	(115,467)	(115,467)	(52,018)	(52,018)	(625,592)	(625,592)
Long-term debt including the current portion and excluding capital lease obligation	¥(641)	¥(579)	¥(100,751)	¥(104,891)	$(1,211,678)	$(1,261,468)

The following are explanatory notes relating to the financial instruments.

Cash and cash equivalents, short-term investments (time deposits), short-term loans receivable and short-term borrowings: In the normal course of business, substantially all cash and cash equivalents, short-term loans receivable and short-term borrowing are highly liquid and are carried at amounts that approximate fair value.

Long-term loan receivable: The fair value of long-term loans was estimated by discounting expected future cash flows.

Long-term debt: The fair value of bonds issued by NIDEC was estimated based on their market price which was influenced by, and corresponded to stock price. The fair value of long-term bank loans (including the current portion and excluding the capital lease obligation) was estimated based on the discounted amounts of future cash flows using NIDEC’s current incremental borrowing rates for similar liabilities.

Related party transactions:	12 Months Ended
Mar. 31, 2011
Related party transactions:

21. Related party transactions:

As of March 31, 2011, the Chief Executive Officer (“CEO”) of the Company, a business entity discussed below indirectly owned by the CEO, and the CEO’s immediate family member held 8.6%, 3.9% and 1.8% of the outstanding shares of the Company, respectively.

In October 2010, the Company entered into a share exchange transaction (“the Share Exchange”) with NSRV to make NSRV a wholly owned subsidiary of the Company. The Company allocated 721,534 shares of the Company’s common stock held in treasury into the Share Exchange. The CEO was allocated 74,100 shares of the Company’s common stock, because he had owned shares of NSRV. The share exchange transaction with the CEO was at arm’s-length. The related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Loan to S.N.Kohsan-

In December 2008, the Company advanced a loan of ¥14,500 million to S.N. Kohsan, a company indirectly owned by the CEO. The loan was guaranteed by the CEO and collateralized by a pledge of 4,500,000 of the CEO’s shares in NIDEC. The loan had a term of 5 years and accrued interest quarterly at an annual rate of 2.4%. The loan was repaid in full on February 17, 2009 after the Company and the CEO determined that the loan was not permitted under Section 402 of the U.S. Sarbanes-Oxley Act of 2002. The loan receivable and its subsequent repayment were recorded in the balance sheet in equity and are presented as a financing activity in the Cash Flow Statement.

S.N. Kohsan obtained the funds to repay the loan through the sale of a total of 3,356,000 of its shares in NIDEC through the J-NET and on the Osaka Securities Exchange. Of these shares, 2,917,800 were purchased by the Company through the J-NET for a total of ¥12,867 million.

A special committee of the Company’s Board of Corporate Auditors conducted an independent investigation of this matter with the assistance of independent counsel and concluded that the failure to comply with Section 402 was inadvertent. We voluntarily brought this matter to the attention of the U.S. Securities and Exchange Commission (the “SEC”). The Division of Enforcement of the SEC advised that it was conducting an informal inquiry into the issue, and we cooperated fully with the informal inquiry. We have subsequently been advised by the Staff of the Division of Enforcement that its investigation has been concluded and that the Staff will not recommend that enforcement proceedings be commenced.

During the period the loan was outstanding, S.N. Kohsan qualified as a variable interest entity. NIDEC was not the primary beneficiary.

Lease commitments:	12 Months Ended
Mar. 31, 2011
Lease commitments:

22. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
Class of property	2010	2011	2011
Machinery and equipment	¥6,182	¥5,173	$62,213
Other leased assets	447	195	2,345
Less—Accumulated amortization	(5,022)	(3,792)	(45,604)

	¥1,607	¥1,576	$18,954

Amortization expenses under capital leases for the years ended March 31, 2009, 2010 and 2011 were ¥1,553 million, ¥1,005 million and ¥1,039 million ( $12,495 thousand), respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,137	$13,674
2013	611	7,348
2014	282	3,392
2015	121	1,455
2016	86	1,034
2017 and thereafter	17	205

Total minimum lease payments	2,254	27,108
Less—Amount representing interest	(63)	(758)

Present value of net minimum lease payments	2,191	26,350
Less—Current obligations	(1,101)	(13,241)

Long-term capital lease obligations	¥1,090	$13,109

Rental expenses under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥1,351 million, ¥1,674 million and ¥1,472 million ( $17,703 thousand), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,276	$15,346
2013	948	11,401
2014	592	7,120
2015	280	3,367
2016	185	2,225
2017 and thereafter	963	11,581

Total minimum future rentals	¥4,244	$51,040

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥168 million, ¥317 million and ¥376 million ( $4,522 thousand), respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥371	$4,462
2013	344	4,137
2014	116	1,395
2015	—	—
2016	—	—
2017 and thereafter	—	—

Total minimum future rentals	¥831	$9,994

Other commitments and contingencies, concentrations and factors that may affect future operations:	12 Months Ended
Mar. 31, 2011
Other commitments and contingencies, concentrations and factors that may affect future operations:

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments -

Commitments outstanding at March 31, 2011 for the purchase of property, plant and equipment and other assets approximated ¥315 million ( $3,788 thousand).

Contingencies -

NIDEC has guaranteed approximately ¥111 million ( $1,335 thousand) of bank loans for employees in connection with their housing costs at March 31, 2011. If an employee defaults on his/her loan payments, NIDEC would be liable under the guarantee. The maximum undiscounted amount of NIDEC’s obligation to make future payments in the event of defaults is approximately ¥111 million ( $1,335 thousand). The current carrying amount of the liabilities for NIDEC’s obligations under the guarantee is zero.

Concentration of risk -

NIDEC is dependent on a number of large customers for a substantial portion of NIDEC’s net sales. Sales to NIDEC’s six largest customers represented approximately 36%, 41% and 36% of consolidated net sales for the years ended March 31, 2009, 2010 and 2011, respectively. Sales to NIDEC’s largest customer were approximately 10%, 11% and 9% of consolidated net sales for the years ended March 31, 2009, 2010 and 2011, respectively. Accounts receivable are financial instruments that expose NIDEC to a concentration of credit risk. At March 31, 2010, the six largest customers with outstanding accounts receivable balances totaled ¥61,629 million, or 41% of the gross accounts receivable, compared to ¥50,927 million ( $612,471 thousand), or 33% of the gross accounts receivable, at March 31, 2011. If any one or group of these customer’s receivable balances should be deemed uncollectable, it would have a materially adverse effect on NIDEC’s results of operations and financial condition.

Product warranty -

NIDEC guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for warranty cost are made based on historical warranty claim experience. The changes in product warranty liability for the years ended March 31, 2010 and 2011 are summarized as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Balance at beginning of year	¥112	¥85	$1,022
Addition	122	928	11,161
Utilization	(149)	(61)	(734)
Foreign exchange impact	—	7	84

Balance at end of year	¥85	¥959	$11,533

The addition amounts largely increased by ¥806 million from ¥122 million for the year ended March 31, 2010 to ¥928 million for the year ended March 31, 2011. This was mainly due to Nidec Motor Corporation which was the newly consolidated subsidiaries for the year ended March 31, 2011.

Discontinued Operations	12 Months Ended
Mar. 31, 2011
Discontinued Operations

24. Discontinued Operations

As of December 31, 2008, NIDEC discontinued its optical pickup unit (“OPU”) business. The results of the OPU business were previously recorded in the “Nidec Sankyo” reportable segment. NIDEC discontinued the OPU business by winding down operations in an effort to concentrate management resources and focus capital and R&D expenditures on other growing businesses. Total exit costs were ¥3,972 million (net of tax ¥2,564 million), which includes an impairment loss of ¥357 million of goodwill, loss on disposal of fixed assets and inventories, and other closing costs.

As of September 30, 2009, NIDEC discontinued the semiconductor manufacturing equipment (“SME”) business included within the “Nidec Tosok” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products in the automobile parts and measuring equipment businesses, areas with more potential for growth than the SME business. Total exit costs were ¥1,835 million (net of tax ¥1,174 million), which includes an impairment loss of ¥230 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

As of March 31, 2011, NIDEC discontinued the specialty lens unit (“SLU”) business included within the “Nidec Copal” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products, areas with more potential for growth than the SLU business. The SLU business had been established during the year ended March 31, 2010. Total exit costs were ¥3,522 million (net of tax ¥2,410 million), which includes loss on disposal of inventories and fixed assets.

The operating results of the OPU, SME and SLU business and exit costs with related taxes were recorded as “net loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”. All prior period information has been reclassified to be consistent with the current period presentation.

Operating results of discontinued operations for the year ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions
	For the year ended March 31, 2009
	OPU business	SME business	Total
Net sales	¥7,681	¥2,655	¥10,336

Loss on discontinued operations before income taxes	¥(4,977)	¥(241)	¥(5,218)
Income taxes	1,695	11	1,706

Loss on discontinued operations	¥(3,282)	¥(230)	¥(3,512)

	Yen in millions
	For the year ended March 31, 2010
	SME business	SLU business	Total
Net sales	¥604	¥1,430	¥2,034

Loss on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(2,228)
Income taxes	760	11	771

Loss on discontinued operations	¥(1,287)	¥(170)	¥(1,457)

	Yen in millions	U.S. dollar in thousands
	For the year ended March 31, 2011	For the year ended March 31, 2011
	SLU business	SLU business
Net sales	¥5,120	$61,575

Loss on discontinued operations before income taxes	¥(4,571)	$(54,973)
Income taxes	1,065	12,808

Loss on discontinued operations	¥(3,506)	$(42,165)

Segment information:	12 Months Ended
Mar. 31, 2011
Segment information:

25. Segment information:

In accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”, amounts in the segment information do not reflect discontinued operations, and previous fiscal year’s segment information has been reclassified.

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥181,255	¥203,845	¥196,265	$2,360,373
Other small precision brushless DC motors	73,187	75,641	72,541	872,411
Brushless DC fans	37,345	32,651	33,801	406,506
Other small precision motors	22,286	18,023	18,883	227,096

Sub-total	314,073	330,160	321,490	3,866,386
General motors	77,156	73,381	137,251	1,650,643
Machinery	69,435	47,966	77,329	929,994
Electronic and optical components	122,552	105,743	117,843	1,417,234
Others	27,587	28,779	34,617	416,320

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision brushless DC motors” group of products consists of brushless motors for many types of products, including optical disk drives, copiers, printers and fax machines.

The “Brushless DC fans” group of products consists of brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products.

The “Other small precision motors” group of products consists of vibration motors for mobile phones, brush DC motors for many types of products, and stepping motors.

The “General motors” group of products consists of motors which are used in automobiles, various electric household appliances and industrial equipment. The product category has been changed from “Mid-size motors” to “General motors” due to the addition of Large-size motors for industrial use, resulting from the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products.

“Others” consists of auto parts, pivot assemblies, other components and other services.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2009, 2010 and 2011, and long-lived assets for the years ended March 31, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Japan	¥304,317	¥256,817	¥304,897	$3,666,831
U.S.A.	12,864	11,352	46,579	560,180
Singapore	37,811	33,673	28,015	336,921
Thailand	93,306	102,261	99,932	1,201,828
The Philippines	12,394	14,884	10,657	128,166
China	106,928	126,470	142,285	1,711,185
Other	43,183	40,572	56,165	675,466

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Long-lived assets:
Japan	¥84,935	¥84,916	$1,021,239
U.S.A.	1,326	17,897	215,237
Singapore	1,505	1,374	16,524
Thailand	37,351	39,810	478,773
The Philippines	11,826	11,779	141,660
China	37,329	43,342	521,251
Other	27,035	35,291	424,426

Consolidated total	¥201,307	¥234,409	$2,819,110

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

Beginning in the quarterly reporting period ended September 30, 2010, NIDEC changed its segment reporting so that it is in line with the changes NIDEC recently made in its management decision-making process. The Company’s acquired subsidiaries have been grouped into each of these segments for both internal management reporting to the chief operating decision maker and for external reporting, because the number of its subsidiaries has been increasing due to recent acquisitions such as the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts for the fiscal years ended March. 31, 2009, 2010 and 2011. NIDEC has also changed its abbreviations for the reporting segments, as described below.

Nidec acquired Emerson Electric Co.’s motors and controls business (“Nidec Motor”) on September 30, 2010. The acquired business has been identified as a reportable operating segment (the “Nidec Motor” segment) since the quarterly reporting period ended December 31, 2010.

The Nidec Corporation (formerly NCJ) segment comprises Nidec Corporation in Japan, which primarily produces and sells hard disk drives spindle motors, DC motors, fans, and general motors for automobiles.

The Nidec Electronics (Thailand) (formerly NET) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors.

The Nidec (Zhejiang) (formerly NCC) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) (formerly NCD) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its general motors business for automobiles.

The Nidec Singapore (formerly NCS) segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors, fans, and pivot assemblies.

The Nidec (H.K.) (formerly NCH) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, which primarily sells hard disk drive motors, DC motors and fans.

The Nidec Philippines (formerly NCF) segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produces and sells hard disk drive motors.

The Nidec Sankyo (formerly NSNK) segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal (formerly NCPL) segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok (formerly NTSC) segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts and machinery.

The Nidec Copal Electronics (formerly NCEL) segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor (formerly NTMC) segment comprises Nidec Techno Motor Holdings Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motor (formerly NMC) segment comprises Nidec Motor Holdings Corporation, a subsidiary in Japan, other subsidiaries in North America, Latin America, Asia and Europe, which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motors & Actuators (formerly NMA) segment comprises Nidec Motors & Actuators in France, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell general motors for automobiles.

All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

Nidec Servo Corporation, (formerly NSRV) was not identified as reportable segments in the period ended September 30, 2010, due to its immateriality. The amounts have been reclassified to the All Others segment for all periods presented.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss are accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to external customers:
Nidec Corporation	¥62,260	¥67,285	¥72,334	$869,922
Nidec Electronics (Thailand)	80,247	87,792	81,731	982,935
Nidec (Zhejiang)	18,305	22,948	24,500	294,648
Nidec (Dalian)	7,725	6,976	4,218	50,728
Nidec Singapore	27,117	26,157	19,082	229,489
Nidec (H.K.)	37,761	50,066	54,731	658,220
Nidec Philippines	7,517	10,891	7,337	88,238
Nidec Sankyo	92,186	75,807	91,586	1,101,455
Nidec Copal	69,451	61,275	65,379	786,278
Nidec Tosok	20,188	23,345	29,745	357,727
Nidec Copal Electronics	28,429	24,954	30,553	367,444
Nidec Techno Motor	41,341	38,062	58,363	701,900
Nidec Motor	—	—	35,458	426,434
Nidec Motors & Actuators	34,348	32,186	38,371	461,467
All Others	79,781	59,206	74,750	898,978

Total	606,656	586,950	688,138	8,275,863
Adjustments *1	4,147	(921)	392	4,714

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

*1	US GAAP adjustments related to the differences of revenue recognition between recognition at the time of shipment and at the time of customer receipt are main components of Adjustments.

NIDEC had sales to two customers of ¥123,640 million for the year ended March 31, 2010 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore and “All Others” segments, that exceeded 10% of NIDEC’s net sales. There were no individual customers who exceeded 10% of the consolidated net sales for the year ended March 31, 2009 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to other operating segments:
Nidec Corporation	¥72,064	¥77,125	¥74,406	$894,841
Nidec Electronics (Thailand)	31,125	41,117	42,024	505,400
Nidec (Zhejiang)	2,624	3,589	3,868	46,518
Nidec (Dalian)	26,837	24,274	20,852	250,776
Nidec Singapore	206	390	451	5,424
Nidec (H.K.)	5,105	3,841	1,453	17,474
Nidec Philippines	24,357	28,019	28,504	342,802
Nidec Sankyo	648	395	556	6,687
Nidec Copal	4,872	2,357	2,632	31,654
Nidec Tosok	139	156	201	2,417
Nidec Copal Electronics	43	31	27	325
Nidec Techno Motor	834	818	877	10,547
Nidec Motor	—	—	—	—
Nidec Motors & Actuators	7,548	9,432	6,702	80,601
All Others	59,279	70,634	73,294	881,467

Total	235,681	262,178	255,847	3,076,933
Intersegment elimination	(235,681)	(262,178)	(255,847)	(3,076,933)

Consolidated total	—	—	—	—

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Operating income or loss:
Nidec Corporation	¥7,315	¥8,066	¥6,799	$81,768
Nidec Electronics (Thailand)	15,629	22,674	22,025	264,883
Nidec (Zhejiang)	(324)	1,946	1,916	23,043
Nidec (Dalian)	2,913	4,808	2,658	31,966
Nidec Singapore	178	319	245	2,946
Nidec (H.K.)	554	608	542	6,518
Nidec Philippines	2,321	6,939	5,403	64,979
Nidec Sankyo	5,705	7,389	11,253	135,334
Nidec Copal	4,832	6,075	9,188	110,499
Nidec Tosok	1,655	2,825	4,009	48,214
Nidec Copal Electronics	2,760	2,422	4,969	59,759
Nidec Techno Motor	1,469	1,951	4,115	49,489
Nidec Motor	—	—	143	1,720
Nidec Motors & Actuators	(407)	553	1,274	15,322
All Others	7,881	12,311	15,970	192,062

Total	52,481	78,886	90,509	1,088,502

Main components of U.S. GAAP adjustments:
Pension and severance costs	12	369	(56)	(673)
Lease	376	288	196	2,357
Consolidation adjustments mainly related to elimination of intersegment profits	(638)	598	1,563	18,797
Reclassification *1	(798)	(360)	(1,071)	(12,880)
Others *2	582	(1,268)	(614)	(7,384)

	¥52,015	¥78,513	¥90,527	$1,088,719

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly loss on sales or disposals of fixed assets the year ended March 31, 2009, 2010 and 2011.
*2	Others is mainly from the amortization of capitalized assets related to business combinations for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Depreciation:
Nidec Corporation	¥1,417	¥1,941	¥1,072	$12,892
Nidec Electronics (Thailand)	4,377	4,058	4,689	56,392
Nidec (Zhejiang)	1,138	1,122	1,121	13,482
Nidec (Dalian)	688	529	780	9,381
Nidec Singapore	150	78	79	950
Nidec (H.K.)	5	3	3	36
Nidec Philippines	3,474	2,717	2,734	32,880
Nidec Sankyo	5,344	3,957	3,830	46,061
Nidec Copal	3,606	3,340	3,990	47,986
Nidec Tosok	1,613	1,768	2,119	25,484
Nidec Copal Electronics	1,335	1,325	1,254	15,081
Nidec Techno Motor	2,014	1,953	2,164	26,025
Nidec Motor	—	—	2,426	29,176
Nidec Motors & Actuators	1,641	1,494	1,383	16,633
All Others	5,865	6,086	6,343	76,284

Total	32,667	30,371	33,987	408,743
U.S. GAAP adjustments *1	53	(63)	(55)	(661)
Others *2	(573)	(1,123)	(951)	(11,437)

Consolidated total	¥32,147	¥29,185	¥32,981	$396,645

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Segment assets:
Nidec Corporation	¥405,958	¥447,220	$5,378,473
Nidec Electronics (Thailand)	69,885	65,758	790,836
Nidec (Zhejiang)	13,785	14,936	179,627
Nidec (Dalian)	23,251	20,524	246,831
Nidec Singapore	10,773	8,278	99,555
Nidec (H.K.)	17,120	15,935	191,642
Nidec Philippines	26,867	25,220	303,307
Nidec Sankyo	101,339	104,650	1,258,569
Nidec Copal	70,124	66,813	803,524
Nidec Tosok	30,318	36,682	441,155
Nidec Copal Electronics	33,183	34,641	416,608
Nidec Techno Motor	41,719	46,950	564,642
Nidec Motor	—	62,893	756,380
Nidec Motors & Actuators	34,865	32,703	393,301
All Others	118,560	119,365	1,435,538

Total	997,747	1,102,568	13,259,988
U.S.GAAP adjustments	617	(85)	(1,022)
Elimination of intersegment assets, net of taxes	(380,410)	(445,089)	(5,352,844)
Intangible assets and other fair value adjustments	14,355	13,990	168,250
Goodwill	72,231	82,107	987,456
Others *1	(11,749)	(5,286)	(63,572)

Consolidated total	¥692,791	¥748,205	$8,998,256

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Expenditure for segment assets:
Nidec Corporation	¥7,535	¥2,237	$26,903
Nidec Electronics (Thailand)	5,007	9,173	110,319
Nidec (Zhejiang)	253	844	10,150
Nidec (Dalian)	177	2,156	25,929
Nidec Singapore	9	7	84
Nidec (H.K.)	0	8	96
Nidec Philippines	3,862	3,349	40,277
Nidec Sankyo	2,487	3,777	45,424
Nidec Copal	2,385	5,811	69,886
Nidec Tosok	818	2,586	31,100
Nidec Copal Electronics	617	1,741	20,938
Nidec Techno Motor	859	2,808	33,770
Nidec Motor	—	1,010	12,147
Nidec Motors & Actuators	1,768	1,287	15,478
All Others	3,580	5,444	65,472

Total	29,357	42,238	507,973
Reconciliation *1	7,251	12,772	153,602

Consolidated total	¥36,608	¥55,010	$661,575

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

NIDEC did not have significant non-cash items other than depreciation in reported profit. Equity in earnings of affiliates were not allocated to the segments in the financial information report available and were not regularly reviewed by NIDEC’s chief operating decision maker. Intersegment sales were made at prices that approximate current market value.

Subsequent events:	12 Months Ended
Mar. 31, 2011
Subsequent events:

26. Subsequent events:

Dividends for the second half of the fiscal year ending March 31, 2011

Subsequent to March 31, 2011, the Company’s Board of Directors declared a cash dividend of ¥6,232 million ( $74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011.

Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)	12 Months Ended
Mar. 31, 2011
Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)

27. Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥168,766	¥167,549	¥178,659	¥173,556	¥688,530
Income from continuing operations before income taxes	21,105	20,504	19,711	18,205	79,525
Net income attributable to Nidec Corporation	¥13,783	¥13,231	¥13,459	¥11,860	¥52,333

Net income attributable to Nidec Corporation per share:
Basic	98.95	95.00	96.52	85.42	375.91
Diluted	98.95	94.29	90.32	79.91	362.80

	U.S. dollars in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$2,029,657	$2,015,021	$2,148,635	$2,087,264	$8,280,577
Income from continuing operations before income taxes	253,818	246,590	237,054	218,942	956,404
Net income attributable to Nidec Corporation	$165,761	$159,122	$161,864	$142,634	$629,381

Net income attributable to Nidec Corporation per share:
Basic	1.19	1.14	1.16	1.03	4.52
Diluted	1.19	1.13	1.09	0.96	4.36

*1	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.
*2	During the three months ended March 31, 2011, NIDEC completed an evaluation of the fair value of the assets acquired and the liabilities assumed upon the acquisition of Nidec Motor Corporation on September 30, 2011. As a result, additional depreciation and amortization expense has been recognized during the six month period following the acquisition. The results of operations for the three months ended March 31, 2011 was prepared based on this retrospective adjustment.

Summary of significant accounting policies: (Policies)	12 Months Ended
Mar. 31, 2011
Estimates -

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies -

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies -

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories -

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities -

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments -

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment -

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method to reflect the manner in which the machinery is used due to short product cycles and rapid technology changes by the Company and its Japanese subsidiaries, and on the straight-line method for foreign subsidiary companies at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 2 to 22 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥32,147 million, ¥29,185 million, and ¥32,981 million ( $396,645 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Lease-

Lease-

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets -

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include patent rights, proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 7 years, 10 years, 18 years and 5 years, respectively.

Long-lived assets -

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition -

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, general motors and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns.

Research and development expenses-

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs -

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥300 million, ¥156 million, and ¥246 million ( $2,959 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Income taxes -

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share -

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income -

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of balance sheets, income and cash flows for the years ended March 31, 2009 and 2010 to conform to the current year presentation.

As of December 31, 2008, NIDEC discontinued its optical pickup unit (“OPU”) business. The results of the OPU business were previously recorded in the Nidec Sankyo reporting segments. In addition, as of September 30, 2009, NIDEC discontinued its semiconductor manufacturing equipment business. The results of the semiconductor manufacturing equipment business were previously recorded in the Nidec Tosok reporting segments. As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

Accounting Changes

As of April 1, 2010, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 860 “Transfers and Servicing” updated by Accounting Standards Update (ASU) No. 2009-16, “Accounting for Transfers of Financial Assets”. ASU 2009-16 requires more disclosure about transfers of a portion of a financial assets as sale, including securitization transactions, and where companies have continuing exposure to the risks related to transferred financial assets. ASU 2009-16 also eliminates the concept of a “qualifying special-purpose entity,” which changes the criteria for derecognizing financial assets. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of April 1, 2010, NIDEC adopted ASC 810 “Consolidation” updated by ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 requires an enterprise to perform an analysis to identify the primary beneficiary of all variable interest entities and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of all variable interest entities. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

Recent Accounting Pronouncements to be adopted in future periods

In December 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-28, “Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods within those years, beginning after December 15, 2010. Early adoption is prohibited. NIDEC is currently evaluating the potential impact from adopting ASU 2010-28 on its consolidated financial position, results of operations and liquidity.

In December 2010, the FASB issued ASU No. 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 requires a public entity that enters into business combination to disclose pro forma revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. ASU2010-29 is a provision for disclosure. The adoption of ASU2010-29 will not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In May 2011, the FASB issued ASU No.2011-04, “Fair Value Measurement: (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Early adoption is prohibited. The adoption of ASU 2011-04 is not expected to have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Acquisitions and dispositions: (Tables)	12 Months Ended
Mar. 31, 2011
Business Combination Disclosure

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date of the EMC business.

	Yen in millions	U.S. dollars in thousands
	September 30, 2010
	Nidec Motor
Cash and cash equivalents	¥5,020	$60,373
Accounts receivable	13,208	158,845
Inventories	7,701	92,616
Other current assets	1,419	17,066
Property, plant and equipment	20,389	245,207
Goodwill	11,511	138,437
Intangible assets	13,357	160,637
Other non-current assets	95	1,143

Total assets acquired	72,700	874,324

Accounts payable	(9,572)	(115,117)
Other current liabilities	(3,862)	(46,446)
Other non-current liabilities	(1,824)	(21,937)

Total liabilities assumed	(15,258)	(183,500)

Net assets acquired	¥57,442	$690,824

Business Acquisition, Pro Forma Information

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2009, 2010 and 2011, as if the acquisition of EMC had occurred on April 1, 2008, 2009 and 2010. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31 (Unaudited)			For the year ended March 31 (Unaudited)
	2009	2010	2011	2011
Pro forma net sales	¥711,514	¥660,138	¥729,952	$8,778,737
Pro forma net income attributable to Nidec corporation	29,113	52,780	54,446	654,793

	Yen			U.S. dollars
Pro forma net income attributable to Nidec Corporation per share
—basic	¥202.71	¥378.91	¥391.09	$4.70
—diluted	199.32	378.91	377.45	4.54

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets subject to amortization are summarized as follows:

	Yen in millions				U.S dollars in thousands
	March 31				March 31, 2011
	2010		2011
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥707	¥302	¥934	¥422	$11,233	$5,075
Proprietary technology	1,931	617	1,785	744	21,467	8,948
Customer relationships	6,325	1,677	16,670	2,336	200,481	28,094
Software	6,694	3,213	8,556	3,830	102,898	46,061
Other	1,854	710	2,787	954	33,518	11,473

Total	¥17,511	¥6,519	¥30,732	¥8,286	$369,597	$99,651

Schedule of Expected Amortization Expense, Table

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions	U.S dollars in thousands
2012	¥2,777	$33,397
2013	2,632	31,654
2014	2,337	28,106
2015	1,933	23,247
2016	¥1,769	$21,275

Goodwill by Reportable Segment

The carrying amounts of goodwill by operating reportable segment as of March 31, 2010 and 2011 are as follows. Reportable segment information is described in Note 25 (2).

	Yen in millions		U.S dollars in thousands
	March 31,		March 31, 2011
	2010	2011
Nidec Electronics (Thailand)	¥72	¥69	$830
Nidec Sankyo	27,459	27,459	330,235
Nidec Copal	17,148	17,148	206,230
Nidec Tosok	1,107	1,107	13,313
Nidec Copal Electronics	6,561	6,561	78,906
Nidec Techno Motor	3,147	2,628	31,606
Nidec Motor	—	11,404	137,150
Nidec Motors & Actuators	5,285	4,886	58,761
All Others	11,452	10,845	130,425

	¥72,231	¥82,107	$987,456

Schedule of Goodwill

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2009	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2010
Goodwill:
Nidec Electronics (Thailand)	¥—	¥69	¥—	¥3	¥72
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,099	49	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	1,115	—	(27)	3,147
Nidec Motor	—	—	—	—	—
Nidec Motors & Actuators	5,741	—	—	(456)	5,285
All Others	10,804	982	—	(334)	11,452

	71,417	2,215	—	(814)	72,818

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	—	—	(230)	—	(230)

	(357)	—	(230)	—	(587)

	¥71,060	¥2,215	¥(230)	¥(814)	¥72,231

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥72	¥—	¥—	¥(3)	¥69
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	3,147	—	—	(519)	2,628
Nidec Motor	—	11,511	—	(107)	11,404
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	11,452	—	—	(607)	10,845

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

	U.S dollars in thousands
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
	$868,683	$138,437	$—	$(19,664)	$987,456

Supplemental cash flow information: (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flow Supplemental Table

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Cash paid during the fiscal year for:
Income taxes	¥13,315	¥11,504	¥22,088	$265,640
Interest	1,441	706	372	4,474
Non-cash investing and financing activities:
Capital leasing receivables	663	—	—	—
Capital lease obligations	762	602	1,022	12,291
Conversion of convertible debt into common stock	606	—	—	—
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	—	1,186	14,263
—Change in treasury stock	—	—	3,002	36,103

Allowance for doubtful accounts: (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts, Table

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in thousands
	2009	2010	2011	2011
Allowance for doubtful accounts at April 1	¥2,246	¥2,311	¥1,830	$22,008
Provision for doubtful accounts, net of reversal	349	31	26	313
Write-offs	(273)	(492)	(912)	(10,968)
Translation adjustment and other	(11)	(20)	69	830

Allowance for doubtful accounts at March 31	¥2,311	¥1,830	¥1,013	$12,183

Inventories: (Tables)	12 Months Ended
Mar. 31, 2011
Inventory Disclosure Table

Inventories consist of the following:

	Yen in millions		U.S. dollars In thousands
	March 31		March 31, 2011
	2010	2011
Finished goods	¥28,323	¥39,477	$474,768
Raw materials	19,428	23,303	280,253
Work in process	17,995	23,405	281,479
Project in progress	653	1,108	13,325
Supplies and other	3,104	3,084	37,090

	¥69,503	¥90,377	$1,086,915

Other current assets: (Tables)	12 Months Ended
Mar. 31, 2011
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets (Note 17)	¥5,651	¥6,963	$83,740
Other receivable	4,825	6,676	80,289
Time deposit	3,891	2,745	33,013
Other	5,306	6,438	77,425

	¥19,673	¥22,822	$274,467

“Other” primarily consists of taxes receivable and prepaid expenses.

Marketable securities and other securities investments: (Tables)	12 Months Ended
Mar. 31, 2011
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,993	¥7,714	¥143	¥16,564
Held-to-maturity
Japanese government debt securities	200	—	—	200

	¥9,193	¥7,714	¥143	¥16,764

Securities not practicable to fair value
Equity securities	¥698

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	U.S. dollars in thousands
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	$105,448	$74,648	$4,233	$175,863
Held-to-maturity
Japanese government debt securities	2,405	36	—	2,441

	$107,853	$74,684	$4,233	$178,304

Securities not practicable to fair value
Equity securities	$6,194

Unrealized Loss Position Investments

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥359	¥30	¥349	¥113

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	U.S. dollars in thousands
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	$19,759	$3,391	$2,898	$842

Other non-current assets: (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets Noncurrent Disclosure

Other non-current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Intangible assets *	¥11,136	¥24,292	$292,147
Deferred tax assets	12,153	15,526	186,723
Other	3,005	2,848	34,251

	¥26,294	¥42,666	$513,121

Notes:

*	“Intangible assets” information is described in Note 5 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt: (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Debt

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	¥115,467	¥52,018	$625,592

Long-term Debt

Long-term debt at March 31, 2010 and 2011 is comprised of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Unsecured loans, representing obligations principally to banks and an insurance company Due 2010 to 2026 in 2010 with interest ranging from 0.00% to 9.30% per annum in 2010 Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011	¥640	¥305	$3,668
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	—	100,447	1,208,022
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011	2,602	2,191	26,350

	3,242	102,943	1,238,040
Less—Current portion due within one year	(1,497)	(1,124)	(13,518)

	¥1,745	¥101,819	$1,224,522

Schedule of Long-term Debt Instruments

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions	U.S. dollars in thousands
	March 31, 2011	March 31, 2011
Principal amount	¥100,000	$1,202,646
Unamortized premium	447	5,376

Total	¥100,447	$1,208,022

Maturities of Long-Term Debt Disclosures

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

	Yen in millions	U.S. dollars in thousands
	Year ending March 31
2012	¥1,124	$13,518
2013	622	7,480
2014	308	3,704
2015	150	1,804
2016	100,564	1,209,429
2017 and thereafter	¥175	$2,105

Other current liabilities: (Tables)	12 Months Ended
Mar. 31, 2011
Accrued Liabilities And Other Current Liabilities Disclosure

Other current liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Income taxes payable	8,479	8,117	97,619
Payable for property, plant and equipment	4,824	6,011	72,291
Other	4,400	4,767	57,330

	¥17,703	¥18,895	$227,240

Pension and severance plans: (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits Disclosure

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,276	¥18,951	$227,913
Service cost	1,155	949	11,413
Interest cost	331	253	3,043
Actuarial loss	587	634	7,625
Plan amendment	(206)	(841)	(10,114)
Curtailments	—	(442)	(5,316)
Settlements	—	(2,844)	(34,203)
Benefits paid	(2,192)	(1,205)	(14,492)

	18,951	15,455	185,869

Change in plan assets:
Fair value of plan assets at beginning of year	7,085	7,976	95,923
Actual return on plan assets	1,270	95	1,143
Employer contribution	1,008	2,741	32,965
Plan amendment	(68)	(109)	(1,311)
Settlements	—	(2,348)	(28,238)
Benefits paid	(1,319)	(656)	(7,890)

Fair value of plan assets at end of year	7,976	7,699	92,592

Funded status	¥(10,975)	¥(7,756)	$(93,277)

Amounts Recognized in Balance Sheet Pension and Other Benefits

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥10,975	¥7,756	$93,277

Net amounts recognized	¥10,975	¥7,756	$93,277

Defined Benefit Plans Amounts Recognized in Accumulated Other Comprehensive Income

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial loss	¥(2,732)	¥(2,880)	$(34,636)
Prior service credit	439	1,145	13,770

Pension liability adjustments, pre-tax	¥(2,293)	¥(1,735)	$(20,866)

Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥18,951	¥15,454	$185,857
Accumulated benefit obligations	17,124	14,808	178,088
Fair value of plan assets	7,976	¥7,699	$92,592

Pension Benefit Obligations Weighted Average Assumptions Disclosure	Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	1.8%	1.6%
Rate of compensation increase	2.3%	2.2%

Pension, Net Periodic Benefit Costs, Weighted Average Assumptions Disclosure

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	1.9%	1.8%	1.8%
Expected return on plan assets	1.9%	1.8%	2.3%
Rate of compensation increase	2.5%	2.4%	2.3%

Pension, Net Periodic Benefit Costs, Disclosure

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended
	2009	2010	2011	March 31 2011
Components of net periodic (benefit) cost:
Service cost	¥1,163	¥1,155	¥949	$11,413
Interest cost	335	331	253	3,043
Expected return on plan assets	(148)	(120)	(165)	(1,984)
Amortization of net actuarial loss	33	165	106	1,275
Amortization of prior service credit	(62)	(62)	(135)	(1,624)
Gains from curtailments and settlements	—	—	(249)	(2,995)

Net periodic pension cost	¥1,321	¥1,469	¥759	$9,128

Foreign Pension And Other Postretirement Benefits Funded Status Disclosure

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥3,724	¥5,002	$60,156
Service cost	221	321	3,860
Interest cost	212	206	2,477
Actuarial loss (gain)	515	(43)	(517)
Acquisition and other	633	789	9,490
Foreign currency exchange rate changes	(102)	(439)	(5,280)
Benefits paid	(201)	(175)	(2,104)

	5,002	5,661	68,082

Change in plan assets:
Fair value of plan assets at beginning of year	231	435	5,232
Actual return on plan assets	13	57	686
Employer contribution	252	179	2,153
Foreign currency exchange rate changes	2	(30)	(361)
Benefits paid	(63)	(48)	(578)

Fair value of plan assets at end of year	435	593	7,132

Funded status	¥(4,567)	¥(5,068)	$(60,950)

Amounts Recognized In Balance Sheet Pension And Other Benefits Foreign

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥4,567	¥5,068	$60,950

Net amounts recognized	¥4,567	¥5,068	$60,950

Foreign Defined Benefit Plans Amounts Recognized In Accumulated Other Comprehensive Income

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial gain	¥77	¥301	$3,620

Pension liability adjustments, pre-tax	¥77	¥301	$3,620

Foreign Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥5,002	¥5,661	$68,082
Accumulated benefit obligations	4,738	5,441	65,436
Fair value of plan assets	435	¥593	$7,132

Foreign Pension Benefit Obligations Weighted Average Assumptions Disclosure	Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	4.8%	5.7%
Rate of compensation increase	2.5%	2.9%

Foreign Pension Net Periodic Benefit Costs Weighted Average Assumptions Disclosure

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	5.9%	6.0%	4.8%
Expected return on plan assets	3.0%	2.3%	2.0%
Rate of compensation increase	2.5%	2.5%	2.5%

Foreign Pension, Net Periodic Benefit Costs, Disclosure

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31
	2009	2010	2011	2011
Components of net periodic (benefit) cost:
Service cost	¥267	¥221	¥321	$3,860
Interest cost	251	212	206	2,478
Expected return on plan assets	(9)	(16)	(90)	(1,082)
Amortization of net actuarial (gain) loss	(40)	(39)	5	60

Net periodic pension cost	¥469	¥378	¥442	$5,316

Pension and Postretirement Plan Assets By Fair Value Hierarchy

The fair values of NIDEC’s pension plan assets at March 31, 2010 and 2011, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥621	¥621	¥—	¥—
Foreign companies	445	445	—	—
Debt securities:
Pooled funds *1	882	—	882	—
Other assets:
Cash and cash equivalents	670	670	—	—
Life insurance company general accounts	2,571	—	2,571	—
Pooled funds *2	3,222	—	3,222	—

Total	¥8,411	¥1,736	¥6,675	¥—

*1	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	$5,640	$5,640	$—	$—
Foreign companies	4,919	4,919	—	—
Debt securities:
Pooled funds *1	7,420	—	7,420	—
Other assets:
Cash and cash equivalents	8,972	8,972	—	—
Life insurance company general accounts	33,277	—	33,277	—
Pooled funds *2	39,495	—	39,495	—

Total	$99,723	$19,531	$80,192	$—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

Defined Benefit Plans Expected Future Benefit Payments Disclosure

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions		U.S. dollars in thousands
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
2012	¥906	¥544	$10,896	$6,542
2013	978	481	11,762	5,785
2014	956	634	11,497	7,625
2015	894	319	10,752	3,836
2016	929	359	11,173	4,317
Years 2017-2021	¥4,375	¥2,178	$52,616	$26,194

Other long-term liabilities: (Tables)	12 Months Ended
Mar. 31, 2011
Other Noncurrent Liabilities, Table

Other long-term liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax liabilities	¥3,426	¥3,430	$41,251
Unrecognized tax benefits, accrued interest and penalty *	5,098	9,595	115,394
Other	3,184	3,196	38,436

	¥11,708	¥16,221	$195,081

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 17 “Income taxes”

Equity: (Tables)	12 Months Ended
Mar. 31, 2011
Comprehensive Income Tax (Expense) Benefit Components Table

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,749)	¥(193)	¥(16,942)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(2,467)	1,012	(1,455)
Reclassification adjustments for gains and losses realized in net income	(1,380)	630	(750)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(2,271)	879	(1,392)
Reclassification adjustments for actuarial gains (losses) realized in net income	(7)	(14)	(21)
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥(22,936)	¥2,339	¥(20,597)

For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial (gains) losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains (losses) realized in net income	99	(68)	31
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains (losses) realized in net income	688	(282)	406
Reclassification adjustments for prior service credit realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	U.S. dollars in thousands
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$(200,445)	$806	$(199,639)
Reclassification adjustments for gains and losses realized in net income	1,672	—	1,672
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	8,587	(12,327)
Reclassification adjustments for gains and losses realized in net income	2,285	(866)	1,419
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	(2,502)	4,064
Reclassification adjustments for gains and losses realized in net income	(2,309)	879	(1,430)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(7,901)	3,211	(4,690)
Prior service credit arising during period	10,114	(4,149)	5,965
Reclassification adjustments for actuarial gains (losses) realized in net income	8,275	(3,391)	4,884
Reclassification adjustments for prior service credit realized in net income	(1,624)	673	(951)

Other comprehensive income (loss)	$(204,281)	$3,248	$(201,033)

Income taxes: (Tables)	12 Months Ended
Mar. 31, 2011
Income Before Income Tax, Table

The components of income from continuing operations before income tax comprise the following:

	Yen in millions			U.S. dollars in thousands

	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥20,396	¥16,666	¥20,146	$242,285
Foreign subsidiaries	26,874	58,517	59,379	714,119

	¥47,270	¥75,183	¥79,525	$956,404

Income Tax Disclosure Table

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year Ended March 31, 2011
	2009	2010	2011
Current income tax expense:
The Company and domestic subsidiaries	¥5,960	¥9,227	¥14,276	$171,690
Foreign subsidiaries	4,345	9,043	8,753	105,267

Total current	10,305	18,270	23,029	276,957

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	1,908	198	(3,861)	(46,434)
Foreign subsidiaries	262	(938)	(635)	(7,637)

Total deferred	2,170	(740)	(4,496)	(54,071)

Total provision	¥12,475	¥17,530	¥18,533	$222,886

Schedule of Effective Income Tax Rate Reconciliation Table

 Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2009	2010	2011
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(18.9)	(23.2)	(21.6)
Tax (benefit) on undistributed earnings	(1.1)	3.3	(0.1)
Valuation allowance	3.6	0.4	(1.7)
Liabilities for unrecognized tax benefits	(0.2)	3.4	5.5
Accumulated earnings tax of foreign subsidiaries	1.0	(0.1)	0.3
Other	1.0	(1.5)	(0.1)

Effective income tax rate	26.4%	23.3%	23.3%

Summary of Income Tax Holiday

The aggregate dollar and per share effects of tax holidays are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Aggregate amounts of tax holidays	¥4,879	¥6,979	¥6,839	$82,249

	Yen			U.S. dollars
Per share—basic	¥33.97	¥50.10	¥49.13	$0.59

Diluted	¥33.46	¥50.10	¥47.44	$0.57

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Inventories	¥2,026	¥2,474	$29,753
Property, plant and equipment	7,213	6,894	82,910
Accrued bonus	2,714	2,497	30,030
Accrued enterprise tax	233	252	3,031
Pension and severance plans	6,115	4,617	55,526
Operating loss carryforwards for tax purposes	4,436	5,000	60,132
Foreign tax credit	3,545	7,222	86,855
Accrued vacation	829	859	10,331
Accrued expenses	895	1,550	18,641
Other	1,639	1,485	17,860

Gross deferred tax assets	29,645	32,850	395,069
Less—Valuation allowance	(7,606)	(6,235)	(74,985)

Net deferred tax assets	22,039	26,615	320,084

Deferred tax liabilities:
Basis difference of acquired assets	(2,966)	(2,672)	(32,135)
Undistributed earnings not permanently reinvested	(2,830)	(2,428)	(29,200)
Marketable securities	(1,275)	(1,401)	(16,849)
Intangible assets	(608)	(1,207)	(14,516)
Other	(163)	(254)	(3,054)

Gross deferred tax liabilities	(7,842)	(7,962)	(95,754)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in thousands
	March 31			March 31, 2011
	2009	2010	2011
Valuation allowance at beginning of year	¥(6,455)	¥(7,026)	¥(7,606)	$(91,473)
Additions	(1,719)	(1,693)	(1,535)	(18,461)
Deductions	1,178	1,113	2,906	34,949
Impact of acquisition of companies	(30)	—	—	—

Valuation allowance at end of year	¥(7,026)	¥(7,606)	¥(6,235)	$(74,985)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Other current assets	¥5,651	¥6,963	$83,740
Other non-current assets	12,153	15,526	186,723
Deferred tax liabilities:
Other current liabilities	(181)	(406)	(4,882)
Other long-term liabilities	(3,426)	(3,430)	(41,251)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions			U.S. dollars in thousands
	March 31,			March 31, 2011
	2009	2010	2011
Balance at April 1	¥2,374	¥2,374	¥4,887	$58,773
Additions for tax positions of the current year	—	2,944	4,312	51,858
Additions for tax positions of prior years	—	—	—	—
Reductions for tax positions of prior years	—	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—	—
Settlements	—	—	—	—

Balance at March 31	¥2,374	¥4,887	¥9,199	$110,631

Reconciliation of the differences between basic and diluted earnings per share: (Tables)	12 Months Ended
Mar. 31, 2011
Earnings Per Share Reconciliation

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2009:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥ 30,891	143,616	¥ 215.10
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	143,616	(17.68)
Net income attributable to Nidec Corporation	28,353	143,616	197.42

Effect of dilutive securities
Zero coupon convertible bonds	(47)	2,200
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	30,844	145,816	211.53
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	145,816	(17.41)
Net income attributable to Nidec Corporation	¥ 28,306	145,816	¥ 194.12

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥52,990	139,291	¥380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	52,990	139,291	380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥54,564	139,216	¥391.94	$4.71
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	139,216	(16.03)	(0.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91	4.52

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	54,535	144,166	378.27	4.55
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	144,166	(15.47)	(0.19)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80	$4.36

Derivatives: (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

Derivatives designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥—	¥2,930	$35,238
Commodity futures	—	1,964	23,620

Derivatives not designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥123	¥—	$—
Interest rate currency swap agreements	48	24	289

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge under ASC 815 are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current assets	¥—	¥477	$5,737
Commodity futures	Other current assets	—	179	2,153

Derivatives not designated as hedging instruments under ASC 815 are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current liabilities	¥2	¥—	$—
Interest rate currency swap agreements	Other current liabilities	0	2	24

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge under ASC 815 are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31
	2009	2010	2011	2011
Foreign exchange forward contracts	¥—	¥—	¥152	$1,828
Commodity futures	—	—	67	806

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Cost of sales	¥—	¥—	¥55	$661
Commodity futures	Cost of sales	—	—	64	770

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2011.

A net gain of ¥211 million ( $2,538 thousand) in accumulated other comprehensive income at March 31, 2011 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2011, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 14 months.

Derivatives not designated as hedging instruments under ASC 815 are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Other, net	¥ (7)	¥ 0	¥ 2	$24
Interest rate swap agreements	Other, net	7	—	—	—
Interest rate currency swap agreements	Other, net	12	2	(1)	(12)

Fair Value: (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥16,564	¥16,564	—	—

Liabilities:
Derivatives	¥2	—	¥2	—

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	$175,863	$175,863	—	—
Derivatives	$7,865	$2,153	$5,712	—

Total assets:	$183,728	$178,016	$5,712	—

Fair Value of Financial Instruments Disclosure

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions		U.S. dollars in thousands
	March 31, 2010		March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥123,309	¥123,309	¥94,321	¥94,321	$1,134,348	$1,134,348
Short-term investments	3,891	3,891	2,745	2,745	33,013	33,013
Short-term loan receivable	158	158	141	141	1,696	1,696
Long-term loan receivable	358	363	241	243	2,898	2,922
Short-term borrowings	(115,467)	(115,467)	(52,018)	(52,018)	(625,592)	(625,592)
Long-term debt including the current portion and excluding capital lease obligation	¥(641)	¥(579)	¥(100,751)	¥(104,891)	$(1,211,678)	$(1,261,468)

Lease commitments: (Tables)	12 Months Ended
Mar. 31, 2011
Capital Leases in Financial Statements of Lessee Disclosure

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
Class of property	2010	2011	2011
Machinery and equipment	¥6,182	¥5,173	$62,213
Other leased assets	447	195	2,345
Less—Accumulated amortization	(5,022)	(3,792)	(45,604)

	¥1,607	¥1,576	$18,954

Schedule Of Future Minimum Lease Payments For Capital Leases Table

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,137	$13,674
2013	611	7,348
2014	282	3,392
2015	121	1,455
2016	86	1,034
2017 and thereafter	17	205

Total minimum lease payments	2,254	27,108
Less—Amount representing interest	(63)	(758)

Present value of net minimum lease payments	2,191	26,350
Less—Current obligations	(1,101)	(13,241)

Long-term capital lease obligations	¥1,090	$13,109

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,276	$15,346
2013	948	11,401
2014	592	7,120
2015	280	3,367
2016	185	2,225
2017 and thereafter	963	11,581

Total minimum future rentals	¥4,244	$51,040

Operating Leases of Lessor Disclosure

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥371	$4,462
2013	344	4,137
2014	116	1,395
2015	—	—
2016	—	—
2017 and thereafter	—	—

Total minimum future rentals	¥831	$9,994

Other commitments and contingencies, concentrations and factors that may affect future operations: (Tables)	12 Months Ended
Mar. 31, 2011
Product Warranty Disclosure

The changes in product warranty liability for the years ended March 31, 2010 and 2011 are summarized as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Balance at beginning of year	¥112	¥85	$1,022
Addition	122	928	11,161
Utilization	(149)	(61)	(734)
Foreign exchange impact	—	7	84

Balance at end of year	¥85	¥959	$11,533

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Operating results of discontinued operations for the year ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions
	For the year ended March 31, 2009
	OPU business	SME business	Total
Net sales	¥7,681	¥2,655	¥10,336

Loss on discontinued operations before income taxes	¥(4,977)	¥(241)	¥(5,218)
Income taxes	1,695	11	1,706

Loss on discontinued operations	¥(3,282)	¥(230)	¥(3,512)

	Yen in millions
	For the year ended March 31, 2010
	SME business	SLU business	Total
Net sales	¥604	¥1,430	¥2,034

Loss on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(2,228)
Income taxes	760	11	771

Loss on discontinued operations	¥(1,287)	¥(170)	¥(1,457)

	Yen in millions	U.S. dollar in thousands
	For the year ended March 31, 2011	For the year ended March 31, 2011
	SLU business	SLU business
Net sales	¥5,120	$61,575

Loss on discontinued operations before income taxes	¥(4,571)	$(54,973)
Income taxes	1,065	12,808

Loss on discontinued operations	¥(3,506)	$(42,165)

Segment information: (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services

The following table provides product information for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥181,255	¥203,845	¥196,265	$2,360,373
Other small precision brushless DC motors	73,187	75,641	72,541	872,411
Brushless DC fans	37,345	32,651	33,801	406,506
Other small precision motors	22,286	18,023	18,883	227,096

Sub-total	314,073	330,160	321,490	3,866,386
General motors	77,156	73,381	137,251	1,650,643
Machinery	69,435	47,966	77,329	929,994
Electronic and optical components	122,552	105,743	117,843	1,417,234
Others	27,587	28,779	34,617	416,320

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2009, 2010 and 2011, and long-lived assets for the years ended March 31, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Japan	¥304,317	¥256,817	¥304,897	$3,666,831
U.S.A.	12,864	11,352	46,579	560,180
Singapore	37,811	33,673	28,015	336,921
Thailand	93,306	102,261	99,932	1,201,828
The Philippines	12,394	14,884	10,657	128,166
China	106,928	126,470	142,285	1,711,185
Other	43,183	40,572	56,165	675,466

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Long-lived assets:
Japan	¥84,935	¥84,916	$1,021,239
U.S.A.	1,326	17,897	215,237
Singapore	1,505	1,374	16,524
Thailand	37,351	39,810	478,773
The Philippines	11,826	11,779	141,660
China	37,329	43,342	521,251
Other	27,035	35,291	424,426

Consolidated total	¥201,307	¥234,409	$2,819,110

Schedule of Segment Reporting Information, by Segment

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to external customers:
Nidec Corporation	¥62,260	¥67,285	¥72,334	$869,922
Nidec Electronics (Thailand)	80,247	87,792	81,731	982,935
Nidec (Zhejiang)	18,305	22,948	24,500	294,648
Nidec (Dalian)	7,725	6,976	4,218	50,728
Nidec Singapore	27,117	26,157	19,082	229,489
Nidec (H.K.)	37,761	50,066	54,731	658,220
Nidec Philippines	7,517	10,891	7,337	88,238
Nidec Sankyo	92,186	75,807	91,586	1,101,455
Nidec Copal	69,451	61,275	65,379	786,278
Nidec Tosok	20,188	23,345	29,745	357,727
Nidec Copal Electronics	28,429	24,954	30,553	367,444
Nidec Techno Motor	41,341	38,062	58,363	701,900
Nidec Motor	—	—	35,458	426,434
Nidec Motors & Actuators	34,348	32,186	38,371	461,467
All Others	79,781	59,206	74,750	898,978

Total	606,656	586,950	688,138	8,275,863
Adjustments *1	4,147	(921)	392	4,714

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

*1	US GAAP adjustments related to the differences of revenue recognition between recognition at the time of shipment and at the time of customer receipt are main components of Adjustments.

NIDEC had sales to two customers of ¥123,640 million for the year ended March 31, 2010 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore and “All Others” segments, that exceeded 10% of NIDEC’s net sales. There were no individual customers who exceeded 10% of the consolidated net sales for the year ended March 31, 2009 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to other operating segments:
Nidec Corporation	¥72,064	¥77,125	¥74,406	$894,841
Nidec Electronics (Thailand)	31,125	41,117	42,024	505,400
Nidec (Zhejiang)	2,624	3,589	3,868	46,518
Nidec (Dalian)	26,837	24,274	20,852	250,776
Nidec Singapore	206	390	451	5,424
Nidec (H.K.)	5,105	3,841	1,453	17,474
Nidec Philippines	24,357	28,019	28,504	342,802
Nidec Sankyo	648	395	556	6,687
Nidec Copal	4,872	2,357	2,632	31,654
Nidec Tosok	139	156	201	2,417
Nidec Copal Electronics	43	31	27	325
Nidec Techno Motor	834	818	877	10,547
Nidec Motor	—	—	—	—
Nidec Motors & Actuators	7,548	9,432	6,702	80,601
All Others	59,279	70,634	73,294	881,467

Total	235,681	262,178	255,847	3,076,933
Intersegment elimination	(235,681)	(262,178)	(255,847)	(3,076,933)

Consolidated total	—	—	—	—

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Operating income or loss:
Nidec Corporation	¥7,315	¥8,066	¥6,799	$81,768
Nidec Electronics (Thailand)	15,629	22,674	22,025	264,883
Nidec (Zhejiang)	(324)	1,946	1,916	23,043
Nidec (Dalian)	2,913	4,808	2,658	31,966
Nidec Singapore	178	319	245	2,946
Nidec (H.K.)	554	608	542	6,518
Nidec Philippines	2,321	6,939	5,403	64,979
Nidec Sankyo	5,705	7,389	11,253	135,334
Nidec Copal	4,832	6,075	9,188	110,499
Nidec Tosok	1,655	2,825	4,009	48,214
Nidec Copal Electronics	2,760	2,422	4,969	59,759
Nidec Techno Motor	1,469	1,951	4,115	49,489
Nidec Motor	—	—	143	1,720
Nidec Motors & Actuators	(407)	553	1,274	15,322
All Others	7,881	12,311	15,970	192,062

Total	52,481	78,886	90,509	1,088,502

Main components of U.S. GAAP adjustments:
Pension and severance costs	12	369	(56)	(673)
Lease	376	288	196	2,357
Consolidation adjustments mainly related to elimination of intersegment profits	(638)	598	1,563	18,797
Reclassification *1	(798)	(360)	(1,071)	(12,880)
Others *2	582	(1,268)	(614)	(7,384)

	¥52,015	¥78,513	¥90,527	$1,088,719

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly loss on sales or disposals of fixed assets the year ended March 31, 2009, 2010 and 2011.
*2	Others is mainly from the amortization of capitalized assets related to business combinations for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Depreciation:
Nidec Corporation	¥1,417	¥1,941	¥1,072	$12,892
Nidec Electronics (Thailand)	4,377	4,058	4,689	56,392
Nidec (Zhejiang)	1,138	1,122	1,121	13,482
Nidec (Dalian)	688	529	780	9,381
Nidec Singapore	150	78	79	950
Nidec (H.K.)	5	3	3	36
Nidec Philippines	3,474	2,717	2,734	32,880
Nidec Sankyo	5,344	3,957	3,830	46,061
Nidec Copal	3,606	3,340	3,990	47,986
Nidec Tosok	1,613	1,768	2,119	25,484
Nidec Copal Electronics	1,335	1,325	1,254	15,081
Nidec Techno Motor	2,014	1,953	2,164	26,025
Nidec Motor	—	—	2,426	29,176
Nidec Motors & Actuators	1,641	1,494	1,383	16,633
All Others	5,865	6,086	6,343	76,284

Total	32,667	30,371	33,987	408,743
U.S. GAAP adjustments *1	53	(63)	(55)	(661)
Others *2	(573)	(1,123)	(951)	(11,437)

Consolidated total	¥32,147	¥29,185	¥32,981	$396,645

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Segment assets:
Nidec Corporation	¥405,958	¥447,220	$5,378,473
Nidec Electronics (Thailand)	69,885	65,758	790,836
Nidec (Zhejiang)	13,785	14,936	179,627
Nidec (Dalian)	23,251	20,524	246,831
Nidec Singapore	10,773	8,278	99,555
Nidec (H.K.)	17,120	15,935	191,642
Nidec Philippines	26,867	25,220	303,307
Nidec Sankyo	101,339	104,650	1,258,569
Nidec Copal	70,124	66,813	803,524
Nidec Tosok	30,318	36,682	441,155
Nidec Copal Electronics	33,183	34,641	416,608
Nidec Techno Motor	41,719	46,950	564,642
Nidec Motor	—	62,893	756,380
Nidec Motors & Actuators	34,865	32,703	393,301
All Others	118,560	119,365	1,435,538

Total	997,747	1,102,568	13,259,988
U.S.GAAP adjustments	617	(85)	(1,022)
Elimination of intersegment assets, net of taxes	(380,410)	(445,089)	(5,352,844)
Intangible assets and other fair value adjustments	14,355	13,990	168,250
Goodwill	72,231	82,107	987,456
Others *1	(11,749)	(5,286)	(63,572)

Consolidated total	¥692,791	¥748,205	$8,998,256

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Expenditure for segment assets:
Nidec Corporation	¥7,535	¥2,237	$26,903
Nidec Electronics (Thailand)	5,007	9,173	110,319
Nidec (Zhejiang)	253	844	10,150
Nidec (Dalian)	177	2,156	25,929
Nidec Singapore	9	7	84
Nidec (H.K.)	0	8	96
Nidec Philippines	3,862	3,349	40,277
Nidec Sankyo	2,487	3,777	45,424
Nidec Copal	2,385	5,811	69,886
Nidec Tosok	818	2,586	31,100
Nidec Copal Electronics	617	1,741	20,938
Nidec Techno Motor	859	2,808	33,770
Nidec Motor	—	1,010	12,147
Nidec Motors & Actuators	1,768	1,287	15,478
All Others	3,580	5,444	65,472

Total	29,357	42,238	507,973
Reconciliation *1	7,251	12,772	153,602

Consolidated total	¥36,608	¥55,010	$661,575

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

Quarterly Financial Data for the year ended March 31, 2011: (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Quarterly Financial Information Table
Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥168,766	¥167,549	¥178,659	¥173,556	¥688,530
Income from continuing operations before income taxes	21,105	20,504	19,711	18,205	79,525
Net income attributable to Nidec Corporation	¥13,783	¥13,231	¥13,459	¥11,860	¥52,333

Net income attributable to Nidec Corporation per share:
Basic	98.95	95.00	96.52	85.42	375.91
Diluted	98.95	94.29	90.32	79.91	362.80

	U.S. dollars in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$2,029,657	$2,015,021	$2,148,635	$2,087,264	$8,280,577
Income from continuing operations before income taxes	253,818	246,590	237,054	218,942	956,404
Net income attributable to Nidec Corporation	$165,761	$159,122	$161,864	$142,634	$629,381

Net income attributable to Nidec Corporation per share:
Basic	1.19	1.14	1.16	1.03	4.52
Diluted	1.19	1.13	1.09	0.96	4.36

*1	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.
*2	During the three months ended March 31, 2011, NIDEC completed an evaluation of the fair value of the assets acquired and the liabilities assumed upon the acquisition of Nidec Motor Corporation on September 30, 2011. As a result, additional depreciation and amortization expense has been recognized during the six month period following the acquisition. The results of operations for the three months ended March 31, 2011 was prepared based on this retrospective adjustment.

Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Spindle motor factories Year	Mar. 31, 2011 Other products factories Year	Mar. 31, 2011 Head office and sales offices Year	Mar. 31, 2011 Leasehold Improvements Year	Mar. 31, 2011 Machinery and Equipment Year	Mar. 31, 2011 Patent rights Year	Mar. 31, 2011 Proprietary technology Year	Mar. 31, 2011 Customer relationships Year	Mar. 31, 2011 Software Year
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less	three months or less
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%	50.00%
Property, plant and equipment, minimum estimated useful life (in years)					10	7		2	2
Property, plant and equipment, maximum estimated useful life (in years)					20	47		22	15
Property, plant and equipment, estimated useful life (in years)							50
Depreciation	$ 396,645	¥ 32,981,000	¥ 29,185,000	¥ 32,147,000
Advertising costs	$ 2,959	¥ 246,000	¥ 156,000	¥ 300,000
Weighted average amortization period (in years)										7	10	18	5

U.S. Dollar Amounts - Additional Information (Detail) (JPY ¥)	Mar. 31, 2011
Intercompany Foreign Currency Balance [Line Items]
Financial statements translation rate, Japanese yen equivalence of U.S. $1	¥ 83.15

Acquisitions and Dispositions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Aug. 01, 2008 Copal Yamada Corporation	Jul. 31, 2008 Copal Yamada Corporation	Aug. 04, 2009 NTN Nidec Zhejiang Corporation	Aug. 04, 2009 NTN Nidec Thailand Company Limited	Feb. 26, 2010 SC Wado Company Limited	Mar. 31, 2011 Customer relationships Emerson Electric Company Motors and Controls Business Year	Sep. 30, 2010 Customer relationships Emerson Electric Company Motors and Controls Business USD ( $)	Sep. 30, 2010 Customer relationships Emerson Electric Company Motors and Controls Business JPY ( ¥)	Mar. 31, 2011 Software Emerson Electric Company Motors and Controls Business Year	Sep. 30, 2010 Software Emerson Electric Company Motors and Controls Business USD ( $)	Sep. 30, 2010 Software Emerson Electric Company Motors and Controls Business JPY ( ¥)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business USD ( $)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business JPY ( ¥)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business Licensing Agreements Year	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Licensing Agreements USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Licensing Agreements JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Intangible assets and other fair value adjustments USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Intangible assets and other fair value adjustments JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Trademarks Non Amortizable Intangible Assets USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Trademarks Non Amortizable Intangible Assets JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Nidec Motor USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Nidec Motor JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Amortizable Intangible Assets USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Amortizable Intangible Assets JPY ( ¥)
Business Acquisition [Line Items]
Business acquisition, number of shares acquired						3,500				864,000
Number of shares owned							3,000
Business acquisition, percentage of ownership acquired								60.00%	60.00%	90.00%
Business acquisition, percentage of shares owned						68.40%
Business acquisition, percentage of ownership								40.00%	40.00%
Business acquisition, cash paid																			$ 690,824	¥ 57,442,000
Business acquisition, goodwill deductible for tax purposes resulting from the transaction																			124,702	10,369,000
Business acquisition, finite lived intangible assets acquired												126,206	10,494,000		4,330	360,000			160,637	13,357,000		6,049	503,000	4,401	366,000	19,651	1,634,000			140,986	11,723,000
Acquired finite lived intangible assets, estimated amortization period (in years)											21			5							13
Business acquisition, goodwill	987,456	82,107,000	72,231,000	71,060,000	868,683														138,437	11,511,000								138,437	11,511,000
Business acquisition, acquisition-related cost																	7,276	605,000
Business acquisition, pro forma net sales	8,778,737	729,952,000	660,138,000	711,514,000													426,434	35,458,000
Business acquisition, pro forma net earnings	$ 654,793	¥ 54,446,000	¥ 52,780,000	¥ 29,113,000													$ 3,115	¥ 259,000

Summary of Estimated Fair Values of the Assets Acquired and Liabilities Assumed at the Acquisition Date (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Cash and cash equivalents USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Cash and cash equivalents JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts receivable USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts receivable JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current assets USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current assets JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current assets USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current assets JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts payable USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts payable JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current liabilities USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current liabilities JPY ( ¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current liabilities USD ( $)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current liabilities JPY ( ¥)
Business Acquisition [Line Items]
Estimated fair values of assets acquired								$ 60,373	¥ 5,020,000	$ 158,845	¥ 13,208,000	$ 17,066	¥ 1,419,000	$ 1,143	¥ 95,000
Inventories						92,616	7,701,000
Property, plant and equipment						245,207	20,389,000
Goodwill	987,456	82,107,000	868,683	72,231,000	71,060,000	138,437	11,511,000
Intangible assets						160,637	13,357,000
Total assets acquired						874,324	72,700,000
Total liabilities assumed						(183,500)	(15,258,000)
Net assets acquired						690,824	57,442,000
Estimated fair values of liabilities assumed																$ (115,117)	¥ (9,572,000)	$ (46,446)	¥ (3,862,000)	$ (21,937)	¥ (1,824,000)

Unaudited Pro Forma Results of Operations (Detail) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net sales	$ 8,778,737	¥ 729,952,000	¥ 660,138,000	¥ 711,514,000
Pro forma net income	$ 654,793	¥ 54,446,000	¥ 52,780,000	¥ 29,113,000
Pro forma net income attributable to Nidec Corporation per share
-basic	$ 4.7	¥ 391.09	¥ 378.91	¥ 202.71
-diluted	$ 4.54	¥ 377.45	¥ 378.91	¥ 199.32

Intangible Assets Subject to Amortization (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Patent rights USD ( $)	Mar. 31, 2011 Patent rights JPY ( ¥)	Mar. 31, 2010 Patent rights JPY ( ¥)	Mar. 31, 2011 Proprietary technology USD ( $)	Mar. 31, 2011 Proprietary technology JPY ( ¥)	Mar. 31, 2010 Proprietary technology JPY ( ¥)	Mar. 31, 2011 Customer relationships USD ( $)	Mar. 31, 2011 Customer relationships JPY ( ¥)	Mar. 31, 2010 Customer relationships JPY ( ¥)	Mar. 31, 2011 Software USD ( $)	Mar. 31, 2011 Software JPY ( ¥)	Mar. 31, 2010 Software JPY ( ¥)	Mar. 31, 2011 Intangible assets and other fair value adjustments USD ( $)	Mar. 31, 2011 Intangible assets and other fair value adjustments JPY ( ¥)	Mar. 31, 2010 Intangible assets and other fair value adjustments JPY ( ¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	$ 369,597	¥ 30,732,000	¥ 17,511,000	$ 11,233	¥ 934,000	¥ 707,000	$ 21,467	¥ 1,785,000	¥ 1,931,000	$ 200,481	¥ 16,670,000	¥ 6,325,000	$ 102,898	¥ 8,556,000	¥ 6,694,000	$ 33,518	¥ 2,787,000	¥ 1,854,000
Accumulated amortization	$ 99,651	¥ 8,286,000	¥ 6,519,000	$ 5,075	¥ 422,000	¥ 302,000	$ 8,948	¥ 744,000	¥ 617,000	$ 28,094	¥ 2,336,000	¥ 1,677,000	$ 46,061	¥ 3,830,000	¥ 3,213,000	$ 11,473	¥ 954,000	¥ 710,000

Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Patent rights Year	Mar. 31, 2011 Proprietary technology Year	Mar. 31, 2011 Customer relationships Year	Mar. 31, 2011 Software Year	Mar. 31, 2009 OPU business All others JPY ( ¥)	Mar. 31, 2010 SME business Nidec Tosok JPY ( ¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)					7	10	18	5
Total amortization of intangible assets	$ 31,329,000	¥ 2,605,000,000	¥ 1,863,000,000	¥ 1,784,000,000
Total indefinite lived intangible assets	22,201,000	1,846,000,000	144,000,000
Goodwill impairment loss			¥ (230,000,000)						¥ 357,000,000	¥ 230,000,000

Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Expected Amortization Expense [Line Items]
2012	$ 33,397	¥ 2,777,000
2013	31,654	2,632,000
2014	28,106	2,337,000
2015	23,247	1,933,000
2016	$ 21,275	¥ 1,769,000

Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ( $)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2011 Nidec Sankyo USD ( $)	Mar. 31, 2011 Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Nidec Sankyo JPY ( ¥)	Mar. 31, 2011 Nidec Copal JPY ( ¥)	Mar. 31, 2011 Nidec Copal USD ( $)	Mar. 31, 2010 Nidec Copal JPY ( ¥)	Mar. 31, 2011 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Tosok USD ( $)	Mar. 31, 2010 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Copal Electronics USD ( $)	Mar. 31, 2011 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2010 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2011 Nidec Techno Motor USD ( $)	Mar. 31, 2011 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2010 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2011 Nidec Motor USD ( $)	Mar. 31, 2011 Nidec Motor JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ( $)	Mar. 31, 2010 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 All others JPY ( ¥)	Mar. 31, 2011 All others USD ( $)	Mar. 31, 2010 All others JPY ( ¥)
Goodwill [Line Items]
Goodwill	$ 987,456	¥ 82,107,000	$ 868,683	¥ 72,231,000	¥ 71,060,000	$ 830	¥ 69,000	¥ 72,000	$ 330,235	¥ 27,459,000	¥ 27,459,000	¥ 17,148,000	$ 206,230	¥ 17,148,000	¥ 1,107,000	$ 13,313	¥ 1,107,000	$ 78,906	¥ 6,561,000	¥ 6,561,000	$ 31,606	¥ 2,628,000	¥ 3,147,000	$ 137,150	¥ 11,404,000	¥ 4,886,000	$ 58,761	¥ 5,285,000	¥ 10,845,000	$ 130,425	¥ 11,452,000

Changes in the Carrying Amount of Goodwill (Detail)	12 Months Ended								12 Months Ended							12 Months Ended					12 Months Ended							12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 All others Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2010 All others Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2011 Nidec Tosok Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2010 Nidec Tosok Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2009 Nidec Tosok Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Sankyo JPY ( ¥)	Mar. 31, 2009 Goodwill before Accumulated Impairment Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Copal JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2009 Goodwill before Accumulated Impairment Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Techno Motor JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Techno Motor JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Motor JPY ( ¥)	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2010 Goodwill before Accumulated Impairment Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2010 Nidec Tosok Accumulated impairment losses JPY ( ¥)	Mar. 31, 2011 Nidec Tosok Accumulated impairment losses JPY ( ¥)	Mar. 31, 2010 Accumulated impairment losses JPY ( ¥)	Mar. 31, 2011 Accumulated impairment losses JPY ( ¥)	Mar. 31, 2011 Accumulated impairment losses Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Accumulated impairment losses Nidec Sankyo JPY ( ¥)	Mar. 31, 2009 Accumulated impairment losses Nidec Sankyo JPY ( ¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ( $)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2011 Nidec Sankyo USD ( $)	Mar. 31, 2011 Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Nidec Sankyo JPY ( ¥)	Mar. 31, 2011 Nidec Copal JPY ( ¥)	Mar. 31, 2011 Nidec Copal USD ( $)	Mar. 31, 2010 Nidec Copal JPY ( ¥)	Mar. 31, 2011 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Tosok USD ( $)	Mar. 31, 2010 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Copal Electronics USD ( $)	Mar. 31, 2011 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2010 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2011 Nidec Techno Motor USD ( $)	Mar. 31, 2011 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2010 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ( $)	Mar. 31, 2010 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 All others JPY ( ¥)	Mar. 31, 2011 All others USD ( $)	Mar. 31, 2010 All others JPY ( ¥)	Mar. 31, 2011 Nidec Motor USD ( $)	Mar. 31, 2011 Nidec Motor JPY ( ¥)
Goodwill [Line Items]
Beginning Balance	$ 868,683,000	¥ 72,231,000,000	¥ 71,060,000,000	¥ 11,452,000,000	¥ 10,804,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 72,818,000,000	¥ 71,417,000,000	¥ 72,000,000		¥ 27,816,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 17,099,000,000	¥ 17,148,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 3,147,000,000	¥ 2,059,000,000		¥ 5,285,000,000	¥ 5,741,000,000		¥ (230,000,000)	¥ (357,000,000)	¥ (587,000,000)	¥ (357,000,000)	¥ (357,000,000)	¥ (357,000,000)	$ 830,000	¥ 69,000,000	¥ 72,000,000	$ 330,235,000	¥ 27,459,000,000	¥ 27,459,000,000	¥ 17,148,000,000	$ 206,230,000	¥ 17,148,000,000	¥ 1,107,000,000	$ 13,313,000	¥ 1,107,000,000	$ 78,906,000	¥ 6,561,000,000	¥ 6,561,000,000	$ 31,606,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 4,886,000,000	$ 58,761,000	¥ 5,285,000,000	¥ 10,845,000,000	$ 130,425,000	¥ 11,452,000,000	$ 137,150,000	¥ 11,404,000,000
Acquisition	138,437,000	11,511,000,000	2,215,000,000		982,000,000				11,511,000,000	2,215,000,000		69,000,000				49,000,000						1,115,000,000	11,511,000,000
Impairment loss			(230,000,000)																							(230,000,000)		(230,000,000)
Translation adjustments and Others	(19,664,000)	(1,635,000,000)	(814,000,000)	(607,000,000)	(334,000,000)				(1,635,000,000)	(814,000,000)	(3,000,000)	3,000,000									(519,000,000)	(27,000,000)	(107,000,000)	(399,000,000)	(456,000,000)
Ending Balance	$ 987,456,000	¥ 82,107,000,000	¥ 72,231,000,000	¥ 10,845,000,000	¥ 11,452,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 1,337,000,000	¥ 82,694,000,000	¥ 72,818,000,000	¥ 69,000,000	¥ 72,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 27,816,000,000	¥ 17,148,000,000	¥ 17,148,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 6,561,000,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 11,404,000,000	¥ 4,886,000,000	¥ 5,285,000,000	¥ (230,000,000)	¥ (230,000,000)	¥ (587,000,000)	¥ (587,000,000)	¥ (357,000,000)	¥ (357,000,000)	¥ (357,000,000)	$ 830,000	¥ 69,000,000	¥ 72,000,000	$ 330,235,000	¥ 27,459,000,000	¥ 27,459,000,000	¥ 17,148,000,000	$ 206,230,000	¥ 17,148,000,000	¥ 1,107,000,000	$ 13,313,000	¥ 1,107,000,000	$ 78,906,000	¥ 6,561,000,000	¥ 6,561,000,000	$ 31,606,000	¥ 2,628,000,000	¥ 3,147,000,000	¥ 4,886,000,000	$ 58,761,000	¥ 5,285,000,000	¥ 10,845,000,000	$ 130,425,000	¥ 11,452,000,000	$ 137,150,000	¥ 11,404,000,000

Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Cash paid during the fiscal year for:
Income taxes	$ 265,640,000	¥ 22,088,000,000	¥ 11,504,000,000	¥ 13,315,000,000
Interest	4,474,000	372,000,000	706,000,000	1,441,000,000
Non-cash investing and financing activities:
Capital leasing receivables				663,000,000
Capital lease obligations	12,291,000	1,022,000,000	602,000,000	762,000,000
Conversion of convertible debt into common stock				606,000,000
Change in common stock in connection with share exchange transaction	14,263,000	1,186,000,000
Change in treasury stock in connection with share exchange transaction	$ 36,103,000	¥ 3,002,000,000

Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,830,000	$ 22,008	¥ 2,311,000	¥ 2,246,000
Provision for doubtful accounts, net of reversal	26,000	313	31,000	349,000
Write-offs	(912,000)	(10,968)	(492,000)	(273,000)
Translation adjustment and other	69,000	830	(20,000)	(11,000)
Valuation allowance at end of year	¥ 1,013,000	$ 12,183	¥ 1,830,000	¥ 2,311,000

Inventories (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Inventory [Line Items]
Finished goods	$ 474,768	¥ 39,477,000	¥ 28,323,000
Raw materials	280,253	23,303,000	19,428,000
Work in process	281,479	23,405,000	17,995,000
Project in progress	13,325	1,108,000	653,000
Supplies and other	37,090	3,084,000	3,104,000
Inventory, Net, Total	$ 1,086,915	¥ 90,377,000	¥ 69,503,000

Other Current Assets (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred tax assets (Note 17)	$ 83,740	¥ 6,963,000	¥ 5,651,000
Other receivable	80,289	6,676,000	4,825,000
Time deposit	33,013	2,745,000	3,891,000
Other	77,425	6,438,000	5,306,000
Other Assets, Current, Total	$ 274,467	¥ 22,822,000	¥ 19,673,000

Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Available-for-sale Equity securities JPY ( ¥)	Mar. 31, 2011 Available-for-sale Equity securities USD ( $)	Mar. 31, 2010 Available-for-sale Equity securities JPY ( ¥)	Mar. 31, 2011 Held-to-maturity Japanese government debt securities JPY ( ¥)	Mar. 31, 2011 Held-to-maturity Japanese government debt securities USD ( $)	Mar. 31, 2010 Held-to-maturity Japanese government debt securities JPY ( ¥)	Mar. 31, 2011 Securities not practicable to fair value Equity securities JPY ( ¥)	Mar. 31, 2011 Securities not practicable to fair value Equity securities USD ( $)	Mar. 31, 2010 Securities not practicable to fair value Equity securities JPY ( ¥)
Investment Holdings [Line Items]
Cost	$ 107,853	¥ 8,968,000	¥ 9,193,000	¥ 8,768,000	$ 105,448	¥ 8,993,000	¥ 200,000	$ 2,405	¥ 200,000
Gross unrealized gains	74,684	6,210,000	7,714,000	6,207,000	74,648	7,714,000	3,000	36
Gross unrealized losses	4,233	352,000	143,000	352,000	4,233	143,000
Fair value	178,304	14,826,000	16,764,000	14,623,000	175,863	16,564,000	203,000	2,441	200,000
Cost										¥ 515,000	$ 6,194	¥ 698,000

Marketable Securities and Other Securities Investments - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Investment Holdings [Line Items]
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	$ (8,190)	¥ (681,000)	¥ (2,164,000)	¥ (1,433,000)
Proceeds from sales of available-for-sale securities	866	72,000	94,000	317,000
Gross realized gains on sales of available-for-sale securities	144	12,000	66,000	241,000
Gross realized losses on sales of available-for-sale securities	0	0	0	4,000
Description of Impaired investment securities	NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.	NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	$ 2,405	¥ 200,000	¥ 200,000

Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (Equity securities)
In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Less than 12 months Fair value	$ 19,759	¥ 1,643,000	¥ 359,000
Less than 12 months Unrealized loss	3,391	282,000	30,000
12 months or more Fair value	2,898	241,000	349,000
12 months or more Unrealized loss	$ 842	¥ 70,000	¥ 113,000

Other Non-Current Assets (Detail) In Thousands	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 JPY ( ¥)		Mar. 31, 2010 JPY ( ¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	$ 292,147	[1]	¥ 24,292,000	[1]	¥ 11,136,000	[1]
Deferred tax assets	186,723		15,526,000		12,153,000
Other	34,251		2,848,000		3,005,000
Other assets non-current	$ 513,121		¥ 42,666,000		¥ 26,294,000

[1]	"Intangible assets" information is described in Note 5 "Goodwill and other intangible assets"

Short-Term Borrowings (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Short-term Debt [Line Items]
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	$ 625,592	¥ 52,018,000	¥ 115,467,000

Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Loans, principally from banks, average interest per annum	0.19%	0.25%

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ( $)	Mar. 31, 2010 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)
Debt Disclosure [Line Items]
Unused lines of credit	$ 1,775,502,000	¥ 147,633,000,000
Due date			Sep 18, 2015
Redemption price description			redeemable at 100% of face value
Issue date			2010-09-21
Redemption date				Sep 18, 2015
Conversion price			¥ 10,626	$ 128	¥ 10,626
Number of convertible shares			9,410,878
Description of call feature			if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

Long-Term Debt (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company JPY ( ¥)	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company USD ( $)	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ( $)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2011 Long-term capital lease obligations JPY ( ¥)	Mar. 31, 2011 Long-term capital lease obligations USD ( $)	Mar. 31, 2010 Long-term capital lease obligations JPY ( ¥)
Debt Instrument [Line Items]
Long-term debt	$ 1,211,678	¥ 100,751,000	¥ 641,000	¥ 305,000	$ 3,668	¥ 640,000	$ 1,208,022	¥ 100,447,000
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011									2,191,000	26,350	2,602,000
Long-term debt and capital lease obligations	1,238,040	102,943,000	3,242,000
Less-Current portion due within one year	(13,518)	(1,124,000)	(1,497,000)
Long-term Debt and Capital Lease Obligations	$ 1,224,522	¥ 101,819,000	¥ 1,745,000

Long-Term Debt (Parenthetical) (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company Minimum	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company Minimum	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company Maximum	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company Maximum	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2010 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ( $)	Mar. 31, 2011 Long-term capital lease obligations	Mar. 31, 2010 Long-term capital lease obligations	Mar. 31, 2011 Long-term capital lease obligations Minimum	Mar. 31, 2010 Long-term capital lease obligations Minimum	Mar. 31, 2011 Long-term capital lease obligations Maximum	Mar. 31, 2010 Long-term capital lease obligations Maximum
Debt Instrument [Line Items]
Long-term debt, minimum due date	2011	2010								2011	2010
Long-term debt, maximum due date	2026	2026								2017	2016
Long-term debt, due date							2015	2015
Long-term debt, interest rate			0.00%	0.00%	6.40%	9.30%		0.00%	0.00%			0.18%	0.19%	12.43%	12.43%
Long-term debt, conversion price							¥ 10,626	¥ 10,626	$ 128

Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ( $)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)
Debt Instrument [Line Items]
Principal amount				$ 1,202,646	¥ 100,000,000
Unamortized premium				5,376	447,000
Total	$ 1,211,678	¥ 100,751,000	¥ 641,000	$ 1,208,022	¥ 100,447,000

Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Debt Instrument [Line Items]
2012	$ 13,518	¥ 1,124,000
2013	7,480	622,000
2014	3,704	308,000
2015	1,804	150,000
2016	1,209,429	100,564,000
2017 and thereafter	$ 2,105	¥ 175,000

Other Current Liabilities (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Other Liabilities [Line Items]
Income taxes payable	$ 97,619	¥ 8,117,000	¥ 8,479,000
Payable for property, plant and equipment	72,291	6,011,000	4,824,000
Other	57,330	4,767,000	4,400,000
Accrued expenses and other current liabilities, Total	$ 227,240	¥ 18,895,000	¥ 17,703,000

Employees' Defined Benefit Plans, Japanese plans (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Japanese plans JPY ( ¥)	Mar. 31, 2011 Japanese plans USD ( $)	Mar. 31, 2010 Japanese plans JPY ( ¥)
Change in benefit obligation:
Benefit obligation at beginning of year				¥ 18,951,000	$ 227,913	¥ 19,276,000
Service cost				949,000	11,413	1,155,000
Interest cost				253,000	3,043	331,000
Actuarial loss (gain)				634,000	7,625	587,000
Plan amendment				(841,000)	(10,114)	(206,000)
Curtailments				(442,000)	(5,316)
Settlements				(2,844,000)	(34,203)
Benefits paid				(1,205,000)	(14,492)	(2,192,000)
Defined Benefit Plan, Benefit Obligation				15,455,000	185,869	18,951,000
Change in plan assets:
Fair value of plan assets at beginning of year	99,723	8,292,000	8,411,000	7,976,000	95,923	7,085,000
Actual return on plan assets				95,000	1,143	1,270,000
Employer contribution				2,741,000	32,965	1,008,000
Plan amendment				(109,000)	(1,311)	(68,000)
Settlements				(2,348,000)	(28,238)
Benefits paid				(656,000)	(7,890)	(1,319,000)
Fair value of plan assets at end of year	99,723	8,292,000	8,411,000	7,699,000	92,592	7,976,000
Funded status				¥ (7,756,000)	$ (93,277)	¥ (10,975,000)

Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	$ 93,277	¥ 7,756,000	¥ 10,975,000
Net amounts recognized	$ 93,277	¥ 7,756,000	¥ 10,975,000

Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain	$ (34,636)	¥ (2,880,000)	¥ (2,732,000)
Prior service credit	13,770	1,145,000	439,000
Pension liability adjustments, pre-tax	$ (20,866)	¥ (1,735,000)	¥ (2,293,000)

Pension and Severance Plans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japanese plans JPY ( ¥)	Mar. 31, 2011 Japanese plans USD ( $)	Mar. 31, 2010 Japanese plans JPY ( ¥)	Mar. 31, 2011 Foreign plans JPY ( ¥)	Mar. 31, 2011 Foreign plans USD ( $)	Mar. 31, 2010 Foreign plans JPY ( ¥)	Mar. 31, 2011 Subsidiaries JPY ( ¥)	Mar. 31, 2011 Subsidiaries USD ( $)	Mar. 31, 2010 Subsidiaries JPY ( ¥)	Mar. 31, 2009 Subsidiaries JPY ( ¥)	Mar. 31, 2011 Parent Company JPY ( ¥)	Mar. 31, 2011 Parent Company USD ( $)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations					¥ 14,808,000	$ 178,088	¥ 17,124,000	¥ 5,441,000	$ 65,436	¥ 4,738,000
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost					127,000	1,527
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost					147,000	1,768		3,000	36
Percentage of investments in equity securities	11.00%	11.00%
Percentage of investments in debt securities	7.00%	7.00%
Percentage of investments in other investment securities	82.00%	82.00%
Defined benefit plans, expected employer contribute for the next fiscal year	11,173	929,000
Multiemployer plans, total amounts of cost recognized for contributions											206,000	2,477	203,000	239,000	184,000	2,213
Defined contribution plans, cost recognized for certain subsidiaries' contributions	11,810	982,000	340,000	358,000
Defined contribution plans, expected employer contribution	$ 18,052	¥ 1,501,000

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 185,857	¥ 15,454,000	¥ 18,951,000
Accumulated benefit obligations	178,088	14,808,000	17,124,000
Fair value of plan assets	$ 92,592	¥ 7,699,000	¥ 7,976,000

Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.80%
Rate of compensation increase	2.20%	2.30%

Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Japanese Plans (Detail) (Japanese plans)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.80%	1.80%	1.90%
Expected return on plan assets	2.30%	1.80%	1.90%
Rate of compensation increase	2.30%	2.40%	2.50%

Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Components of net periodic (benefit) cost:
Service cost	¥ 949,000	$ 11,413	¥ 1,155,000	¥ 1,163,000
Interest cost	253,000	3,043	331,000	335,000
Expected return on plan assets	(165,000)	(1,984)	(120,000)	(148,000)
Amortization of net actuarial (gain) loss	106,000	1,275	165,000	33,000
Amortization of prior service credit	(135,000)	(1,624)	(62,000)	(62,000)
Gains from curtailments and settlements	(249,000)	(2,995)
Net periodic pension cost	¥ 759,000	$ 9,128	¥ 1,469,000	¥ 1,321,000

Employees' Defined Benefit Plans, Foreign Plans (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Foreign plans JPY ( ¥)	Mar. 31, 2011 Foreign plans USD ( $)	Mar. 31, 2010 Foreign plans JPY ( ¥)
Change in benefit obligation:
Benefit obligation at beginning of year				¥ 5,002,000	$ 60,156	¥ 3,724,000
Service cost				321,000	3,860	221,000
Interest cost				206,000	2,477	212,000
Actuarial loss (gain)				(43,000)	(517)	515,000
Acquisition and other				789,000	9,490	633,000
Foreign currency exchange rate changes				(439,000)	(5,280)	(102,000)
Benefits paid				(175,000)	(2,104)	(201,000)
Defined Benefit Plan, Benefit Obligation				5,661,000	68,082	5,002,000
Change in plan assets:
Fair value of plan assets at beginning of year	99,723	8,292,000	8,411,000	435,000	5,232	231,000
Actual return on plan assets				57,000	686	13,000
Employer contribution				179,000	2,153	252,000
Foreign currency exchange rate changes				(30,000)	(361)	2,000
Benefits paid				(48,000)	(578)	(63,000)
Fair value of plan assets at end of year	99,723	8,292,000	8,411,000	593,000	7,132	435,000
Funded status				¥ (5,068,000)	$ (60,950)	¥ (4,567,000)

Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans) In Thousands	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 5,068,000	$ 60,950	¥ 4,567,000
Net amounts recognized	¥ 5,068,000	$ 60,950	¥ 4,567,000

Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans) In Thousands	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain	¥ 301,000	$ 3,620	¥ 77,000
Pension liability adjustments, pre-tax	¥ 301,000	$ 3,620	¥ 77,000

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans) In Thousands	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 5,661,000	$ 68,082	¥ 5,002,000
Accumulated benefit obligations	5,441,000	65,436	4,738,000
Fair value of plan assets	¥ 593,000	$ 7,132	¥ 435,000

Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2011	Mar. 31, 2010
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	4.80%
Rate of compensation increase	2.90%	2.50%

Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail) (Foreign plans)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	6.00%	5.90%
Expected return on plan assets	2.00%	2.30%	3.00%
Rate of compensation increase	2.50%	2.50%	2.50%

Components of Net Periodic (Benefit) Cost, Foreign Plans (Detail) (Foreign plans) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Components of net periodic (benefit) cost:
Service cost	¥ 321,000	$ 3,860	¥ 221,000	¥ 267,000
Interest cost	206,000	2,478	212,000	251,000
Expected return on plan assets	(90,000)	(1,082)	(16,000)	(9,000)
Amortization of net actuarial (gain) loss	5,000	60	(39,000)	(40,000)
Net periodic pension cost	¥ 442,000	$ 5,316	¥ 378,000	¥ 469,000

Fair Value of Pension Plan Assets, by Asset Category (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 USD ( $)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 JPY ( ¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities USD ( $)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities JPY ( ¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities USD ( $)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities JPY ( ¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents USD ( $)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 USD ( $)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds USD ( $)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds JPY ( ¥)		Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds JPY ( ¥)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts USD ( $)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds JPY ( ¥)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds USD ( $)		Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds JPY ( ¥)		Mar. 31, 2011 Japanese companies Equity Securities USD ( $)	Mar. 31, 2011 Japanese companies Equity Securities JPY ( ¥)	Mar. 31, 2010 Japanese companies Equity Securities JPY ( ¥)	Mar. 31, 2011 Foreign companies Equity Securities JPY ( ¥)	Mar. 31, 2011 Foreign companies Equity Securities USD ( $)	Mar. 31, 2010 Foreign companies Equity Securities JPY ( ¥)	Mar. 31, 2011 Debt securities Pooled funds JPY ( ¥)		Mar. 31, 2011 Debt securities Pooled funds USD ( $)		Mar. 31, 2010 Debt securities Pooled funds JPY ( ¥)		Mar. 31, 2011 Other assets Cash and cash equivalents JPY ( ¥)	Mar. 31, 2011 Other assets Cash and cash equivalents USD ( $)	Mar. 31, 2010 Other assets Cash and cash equivalents JPY ( ¥)	Mar. 31, 2011 Other assets Life insurance company general accounts USD ( $)	Mar. 31, 2011 Other assets Life insurance company general accounts JPY ( ¥)	Mar. 31, 2010 Other assets Life insurance company general accounts JPY ( ¥)	Mar. 31, 2011 Other assets Pooled funds JPY ( ¥)		Mar. 31, 2011 Other assets Pooled funds USD ( $)		Mar. 31, 2010 Other assets Pooled funds JPY ( ¥)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 99,723	¥ 8,292,000	¥ 8,411,000	$ 19,531	¥ 1,624,000	¥ 1,736,000	$ 5,640	¥ 469,000	¥ 621,000	$ 4,919	¥ 409,000	¥ 445,000	¥ 746,000	$ 8,972	¥ 670,000	¥ 6,668,000	$ 80,192	¥ 6,675,000	$ 7,420	[1]	¥ 617,000	[1]	¥ 882,000	[2]	¥ 2,767,000	$ 33,277	¥ 2,571,000	¥ 3,284,000	[3]	$ 39,495	[3]	¥ 3,222,000	[4]	$ 5,640	¥ 469,000	¥ 621,000	¥ 409,000	$ 4,919	¥ 445,000	¥ 617,000	[1]	$ 7,420	[1]	¥ 882,000	[2]	¥ 746,000	$ 8,972	¥ 670,000	$ 33,277	¥ 2,767,000	¥ 2,571,000	¥ 3,284,000	[3]	$ 39,495	[3]	¥ 3,222,000	[4]

[1]	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
[2]	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.

Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	7.00%
Pooled funds, percentage of investment in listed equity securities	11.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	80.00%	78.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	20.00%	22.00%
Japanese companies Equity Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	34.00%	36.00%
Foreign companies Equity Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	21.00%	20.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	29.00%	27.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	12.00%	13.00%

Future Benefit Payments for Defined Benefit Plans (Detail) In Thousands	Mar. 31, 2011 Japanese plans USD ( $)	Mar. 31, 2011 Japanese plans JPY ( ¥)	Mar. 31, 2011 Foreign plans JPY ( ¥)	Mar. 31, 2011 Foreign plans USD ( $)
Defined Benefit Plan Disclosure [Line Items]
2012	$ 10,896	¥ 906,000	¥ 544,000	$ 6,542
2013	11,762	978,000	481,000	5,785
2014	11,497	956,000	634,000	7,625
2015	10,752	894,000	319,000	3,836
2016	11,173	929,000	359,000	4,317
Years 2017-2021	$ 52,616	¥ 4,375,000	¥ 2,178,000	$ 26,194

Other Long-Term Liabilities (Detail) In Thousands	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 JPY ( ¥)		Mar. 31, 2010 JPY ( ¥)
Other Liabilities [Line Items]
Deferred tax liabilities	$ 41,251		¥ 3,430,000		¥ 3,426,000
Unrecognized tax benefits, accrued interest and penalty	115,394	[1]	9,595,000	[1]	5,098,000	[1]
Other	38,436		3,196,000		3,184,000
Other long-term liabilities	$ 195,081		¥ 16,221,000		¥ 11,708,000

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 17 "Income taxes"

Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2010 NSRV	Sep. 30, 2010 NSRV	Mar. 31, 2011 Nidec Sankyo	Mar. 31, 2010 Nidec Sankyo	Mar. 31, 2011 Nidec Copal	Mar. 31, 2010 Nidec Copal	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution USD ( $)	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution JPY ( ¥)
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve	10.00%	10.00%
Description of dividend payment restriction	No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting	No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	$ 1,237,390	¥ 102,889,000	¥ 98,247,000
Retained earnings, cash dividends	74,949	6,232,000
Retained earnings, cash dividends per share	$ 0.54	¥ 45
Treasury stock, shares	6,593,647	6,593,647				5,784,406
Treasury stock, at cost, value	388,274	32,285,000	24,067,000
Purchase of treasury stock, shares													670,900	670,900
Purchase of treasury stock, value	135,009	11,226,000	11,000	23,775,000									58,148	4,835,000
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange					721,534		721,534
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	64.90%	76.70%	73.80%	64.80%	59.90%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	$ 2,273	¥ 189,000	¥ 197,000	¥ 557,000

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$ (200,445)	¥ (16,667,000)	¥ (2,828,000)	¥ (16,749,000)
Reclassification adjustments for gains and losses realized in net income	1,672	139,000	(218,000)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	(1,739,000)	4,563,000	(2,467,000)
Reclassification adjustments for gains and losses realized in net income	2,285	190,000	162,000	(1,380,000)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	546,000
Reclassification adjustments for gains and losses realized in net income	(2,309)	(192,000)
Pension liability adjustment:
Actual (gains) losses arising during period	(7,901)	(657,000)	(107,000)	(2,271,000)
Prior service credit arising during period	10,114	841,000	138,000
Reclassification adjustments for actual gains (losses) realized in net income	8,275	688,000	99,000	(7,000)
Reclassification adjustments for prior service credit realized in net income	(1,624)	(135,000)	(62,000)	(62,000)
Other comprehensive income (loss)	(204,281)	(16,986,000)	1,747,000	(22,936,000)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	806	67,000	(75,000)	(193,000)
Reclassification adjustments for gains and losses realized in net income
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	8,587	714,000	(1,915,000)	1,012,000
Reclassification adjustments for gains and losses realized in net income	(866)	(72,000)	(65,000)	630,000
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(2,502)	(208,000)
Reclassification adjustments for gains and losses realized in net income	879	73,000
Pension liability adjustment:
Actuarial (gains) losses arising during period	3,211	267,000	(175,000)	879,000
Prior service credit arising during period	(4,149)	(345,000)	(56,000)
Reclassification adjustments for actuarial gains (losses) realized in net income	(3,391)	(282,000)	(68,000)	(14,000)
Reclassification adjustments for prior service credit realized in net income	673	56,000	25,000	25,000
Other comprehensive income (loss)	3,248	270,000	(2,329,000)	2,339,000
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	(199,639)	(16,600,000)	(2,903,000)	(16,942,000)
Reclassification adjustments for gains and losses realized in net income	1,672	139,000	(218,000)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(12,327)	(1,025,000)	2,648,000	(1,455,000)
Reclassification adjustments for gains and losses realized in net income	1,419	118,000	97,000	(750,000)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	4,064	338,000
Reclassification adjustments for gains and losses realized in net income	(1,430)	(119,000)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(4,690)	(390,000)	(282,000)	(1,392,000)
Prior service credit arising during period	5,965	496,000	82,000
Reclassification adjustments for actuarial gains (losses) realized in net income	4,884	406,000	31,000	(21,000)
Reclassification adjustments for prior service credit realized in net income	(951)	(79,000)	(37,000)	(37,000)
Other comprehensive income (loss)	$ (201,033)	¥ (16,716,000)	¥ (582,000)	¥ (20,597,000)

Components of Income from Continuing Operations Before Income Tax (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 The Company and domestic subsidiaries USD ( $)	Mar. 31, 2011 The Company and domestic subsidiaries JPY ( ¥)	Mar. 31, 2010 The Company and domestic subsidiaries JPY ( ¥)	Mar. 31, 2009 The Company and domestic subsidiaries JPY ( ¥)	Mar. 31, 2011 Foreign subsidiaries USD ( $)	Mar. 31, 2011 Foreign subsidiaries JPY ( ¥)	Mar. 31, 2010 Foreign subsidiaries JPY ( ¥)	Mar. 31, 2009 Foreign subsidiaries JPY ( ¥)
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	$ 218,942	¥ 18,205,000	$ 237,054	¥ 19,711,000	$ 246,590	¥ 20,504,000	$ 253,818	¥ 21,105,000	$ 956,404	¥ 79,525,000	¥ 75,183,000	¥ 47,270,000	$ 242,285	¥ 20,146,000	¥ 16,666,000	¥ 20,396,000	$ 714,119	¥ 59,379,000	¥ 58,517,000	¥ 26,874,000

Provision for Income Taxes (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Current income tax expense:
The Company and domestic subsidiaries	$ 171,690	¥ 14,276,000	¥ 9,227,000	¥ 5,960,000
Foreign subsidiaries	105,267	8,753,000	9,043,000	4,345,000
Total current	276,957	23,029,000	18,270,000	10,305,000
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(46,434)	(3,861,000)	198,000	1,908,000
Foreign subsidiaries	(7,637)	(635,000)	(938,000)	262,000
Total deferred	(54,071)	(4,496,000)	(740,000)	2,170,000
Total provision	$ 222,886	¥ 18,533,000	¥ 17,530,000	¥ 12,475,000

Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Thailand	Sep. 30, 2010 The Philippines	Sep. 30, 2009 The Philippines	Sep. 30, 2007 The Philippines	Apr. 30, 2007 The Philippines	Oct. 31, 2003 The Philippines	Mar. 31, 2011 Operating loss carryforwards with no expiration date USD ( $)	Mar. 31, 2011 Operating loss carryforwards with no expiration date JPY ( ¥)
Income Taxes [Line Items]
Statutory income tax rate	41.00%	41.00%	41.00%
Effective income tax rate	23.30%	23.30%	26.40%
Income tax incentives and privileges, exemption period					for a period of five to eight years	extended for one year	extended for one year	extended for two years	for four years. This income tax holiday will be extended more for two years.	four years
Operating loss carryforwards	$ 206,999			¥ 17,212,000							$ 56,993	¥ 4,739,000
Operating loss carryforwards, expiration period	expire at various dates primarily up to 7 years
Undistributed earnings of foreign subsidiaries	1,650,403			137,231,000
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	141,022			11,726,000
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	110,631			9,199,000
Unrecognized tax benefit, total gross accrued interest and penalty	$ 4,762	¥ 211,000		¥ 396,000

Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	41.00%	41.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(21.60%)	(23.20%)	(18.90%)
Tax (benefit) on undistributed earnings	(0.10%)	3.30%	(1.10%)
Valuation allowance	(1.70%)	0.40%	3.60%
Liabilities for unrecognized tax benefits	5.50%	3.40%	(0.20%)
Accumulated earnings tax of foreign subsidiaries	0.30%	(0.10%)	1.00%
Other	(0.10%)	(1.50%)	1.00%
Effective income tax rate	23.30%	23.30%	26.40%

Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Per Share-basic USD ( $)	Mar. 31, 2011 Per Share-basic JPY ( ¥)	Mar. 31, 2010 Per Share-basic JPY ( ¥)	Mar. 31, 2009 Per Share-basic JPY ( ¥)	Mar. 31, 2011 Per Share-diluted USD ( $)	Mar. 31, 2011 Per Share-diluted JPY ( ¥)	Mar. 31, 2010 Per Share-diluted JPY ( ¥)	Mar. 31, 2009 Per Share-diluted JPY ( ¥)
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	$ 82,249	¥ 6,839,000	¥ 6,979,000	¥ 4,879,000
Per Share Effects of tax holidays					$ 0.59	¥ 49.13	¥ 50.1	¥ 33.97	$ 0.57	¥ 47.44	¥ 50.1	¥ 33.46

Significant Components of Deferred Tax Assets and Liabilities (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Deferred tax assets:
Inventories	$ 29,753	¥ 2,474,000	¥ 2,026,000
Property, plant and equipment	82,910	6,894,000	7,213,000
Accrued bonus	30,030	2,497,000	2,714,000
Accrued enterprise tax	3,031	252,000	233,000
Pension and severance plans	55,526	4,617,000	6,115,000
Operating loss carryforwards for tax purposes	60,132	5,000,000	4,436,000
Foreign tax credit	86,855	7,222,000	3,545,000
Accrued vacation	10,331	859,000	829,000
Accrued expenses	18,641	1,550,000	895,000
Other	17,860	1,485,000	1,639,000
Gross deferred tax assets	395,069	32,850,000	29,645,000
Less-Valuation allowance	(74,985)	(6,235,000)	(7,606,000)
Net deferred tax assets	320,084	26,615,000	22,039,000
Deferred tax liabilities:
Basis difference of acquired assets	(32,135)	(2,672,000)	(2,966,000)
Undistributed earnings not permanently reinvested	(29,200)	(2,428,000)	(2,830,000)
Marketable securities	(16,849)	(1,401,000)	(1,275,000)
Intangible assets	(14,516)	(1,207,000)	(608,000)
Other	(3,054)	(254,000)	(163,000)
Gross deferred tax liabilities	(95,754)	(7,962,000)	(7,842,000)
Net deferred tax assets	$ 224,330	¥ 18,653,000	¥ 14,197,000

Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation allowance for deferred tax assets)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ (91,473,000)	¥ (7,606,000,000)	¥ (7,026,000,000)	¥ (6,455,000,000)
Additions	(18,461,000)	(1,535,000,000)	(1,693,000,000)	(1,719,000,000)
Deductions	34,949,000	2,906,000,000	1,113,000,000	1,178,000,000
Impact of acquisition of companies				(30,000,000)
Valuation allowance at end of year	$ (74,985,000)	¥ (6,235,000,000)	¥ (7,606,000,000)	¥ (7,026,000,000)

Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Deferred tax assets:
Other current assets	$ 83,740	¥ 6,963,000	¥ 5,651,000
Other non-current assets	186,723	15,526,000	12,153,000
Deferred tax liabilities:
Other current liabilities	(4,882)	(406,000)	(181,000)
Other long-term liabilities	(41,251)	(3,430,000)	(3,426,000)
Net deferred tax assets	$ 224,330	¥ 18,653,000	¥ 14,197,000

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 58,773,000	¥ 4,887,000,000	¥ 2,374,000,000	¥ 2,374,000,000
Additions for tax positions of the current year	51,858,000	4,312,000,000	2,944,000,000
Additions for tax positions of prior years
Reductions for tax positions of prior years			(431,000,000)
Lapse of the applicable statute of limitations
Settlements
Balance at end of year	$ 110,631,000	¥ 9,199,000,000	¥ 4,887,000,000	¥ 2,374,000,000

Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) Share data in Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2009 Yen Denominated zero coupon convertible bonds due 2015 JPY ( ¥)	Mar. 31, 2011 Continuing operations JPY ( ¥)	Mar. 31, 2010 Continuing operations JPY ( ¥)	Mar. 31, 2009 Continuing operations JPY ( ¥)	Mar. 31, 2011 Discontinued operations JPY ( ¥)	Mar. 31, 2010 Discontinued operations JPY ( ¥)	Mar. 31, 2009 Discontinued operations JPY ( ¥)
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 656,212,000	¥ 54,564,000,000	¥ 52,990,000,000	¥ 30,891,000,000
Loss on discontinued operations attributable to Nidec Corporation									(26,831,000)	(2,231,000,000)	(1,029,000,000)	(2,538,000,000)
Net income attributable to Nidec Corporation	142,634,000	11,860,000,000	161,864,000	13,459,000,000	159,122,000	13,231,000,000	165,761,000	13,783,000,000	629,381,000	52,333,000,000	51,961,000,000	28,353,000,000
Effect of dilutive securities
Zero coupon convertible bonds													(29,000,000)	(47,000,000)
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share										¥ 52,304,000,000	¥ 51,961,000,000	¥ 28,306,000,000			¥ 54,535,000,000	¥ 52,990,000,000	¥ 30,844,000,000	¥ (2,231,000,000)	¥ (1,029,000,000)	¥ (2,538,000,000)
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share									139,216	139,216	139,291	143,616			139,216	139,291	143,616	139,216	139,291	143,616
Effect of dilutive securities
Zero coupon convertible bonds									4,950	4,950		2,200
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share									144,166	144,166	139,291	145,816			144,166	139,291	145,816	144,166	139,291	145,816
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 4.71	¥ 391.94	¥ 380.43	¥ 215.1
Loss on discontinued operations attributable to Nidec Corporation									$ (0.19)	¥ (16.03)	¥ (7.39)	¥ (17.68)
Net income attributable to Nidec Corporation	$ 1.03	¥ 85.42	$ 1.16	¥ 96.52	$ 1.14	¥ 95	$ 1.19	¥ 98.95	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 4.55	¥ 378.27	¥ 380.43	¥ 211.53
Loss on discontinued operations attributable to Nidec Corporation									$ (0.19)	¥ (15.47)	¥ (7.39)	¥ (17.41)
Net income attributable to Nidec Corporation	$ 0.96	¥ 79.91	$ 1.09	¥ 90.32	$ 1.13	¥ 94.29	$ 1.19	¥ 98.95	$ 4.36	¥ 362.8	¥ 373.04	¥ 194.12

Contracted Amounts Outstanding of Derivative Instruments (Detail) In Thousands	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts JPY ( ¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures JPY ( ¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts JPY ( ¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements USD ( $)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements JPY ( ¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements JPY ( ¥)
Derivative [Line Items]
Contractual amounts	$ 35,238	¥ 2,930,000	$ 23,620	¥ 1,964,000	¥ 123,000	$ 289	¥ 24,000	¥ 48,000

Fair Value of Derivative Instruments (Detail) In Thousands	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Other current assets USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Other current assets JPY ( ¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Other current assets USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Other current assets JPY ( ¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts Other current liabilities JPY ( ¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other current liabilities USD ( $)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other current liabilities JPY ( ¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements Other current liabilities JPY ( ¥)
Derivative [Line Items]
Fair Value	$ 5,737	¥ 477,000	$ 2,153	¥ 179,000
Fair Value					¥ 2,000	$ 24	¥ 2,000	¥ 0

Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts JPY ( ¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Cost of sales USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Cost of sales JPY ( ¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures JPY ( ¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Cost of sales USD ( $)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Cost of sales JPY ( ¥)	Mar. 31, 2011 Nondesignated Foreign exchange forward contracts Other, net USD ( $)	Mar. 31, 2011 Nondesignated Foreign exchange forward contracts Other, net JPY ( ¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts Other, net JPY ( ¥)	Mar. 31, 2009 Nondesignated Foreign exchange forward contracts Other, net JPY ( ¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other, net USD ( $)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other, net JPY ( ¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements Other, net JPY ( ¥)	Mar. 31, 2009 Nondesignated Interest rate currency swap agreements Other, net JPY ( ¥)	Mar. 31, 2009 Nondesignated Interest Rate Swap Other, net JPY ( ¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	$ 1,828	¥ 152,000			$ 806	¥ 67,000
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			661	55,000			770	64,000
Gains (losses) recognized in income									$ 24	¥ 2,000	¥ 0	¥ (7,000)	$ (12)	¥ (1,000)	¥ 2,000	¥ 12,000	¥ 7,000

Derivatives - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Derivative [Line Items]
Net gain in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	$ 2,538	¥ 211,000
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	approximately 14 months	approximately 14 months

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 USD ( $)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 JPY ( ¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 JPY ( ¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 USD ( $)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 JPY ( ¥)
Assets:
Marketable securities	$ 175,863,000	¥ 14,623,000,000	¥ 16,564,000,000	$ 175,863,000	¥ 14,623,000,000	¥ 16,564,000,000
Derivatives	7,865,000	654,000,000		2,153,000	179,000,000		475,000,000	5,712,000
Total assets:	183,728,000	15,277,000,000		178,016,000	14,802,000,000		475,000,000	5,712,000
Liabilities:
Derivatives			¥ 2,000,000						¥ 2,000,000

Estimated Fair Values of Financial Instruments (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 Short-term loan receivable USD ( $)	Mar. 31, 2011 Short-term loan receivable JPY ( ¥)	Mar. 31, 2010 Short-term loan receivable JPY ( ¥)	Mar. 31, 2011 Long-term loan receivable USD ( $)	Mar. 31, 2011 Long-term loan receivable JPY ( ¥)	Mar. 31, 2010 Long-term loan receivable JPY ( ¥)
Carrying amount of Asset (Liability)
Cash and cash equivalents	$ 1,134,348	¥ 94,321,000	$ 1,482,971	¥ 123,309,000	¥ 200,966,000	¥ 100,809,000
Short-term investments	33,013	2,745,000		3,891,000
Short-term loan receivable	1,696	141,000		158,000
Long-term loan receivable	2,898	241,000		358,000
Short-term borrowings	(625,592)	(52,018,000)		(115,467,000)
Long-term debt including the current portion and excluding capital lease obligation	(1,211,678)	(100,751,000)		(641,000)
Estimated fair value Asset (Liability)
Cash and cash equivalents	1,134,348	94,321,000		123,309,000
Short-term investments	33,013	2,745,000		3,891,000
Short-term borrowings	(625,592)	(52,018,000)		(115,467,000)
Long-term debt including the current portion and excluding capital lease obligation	(1,261,468)	(104,891,000)		(579,000)
Loan receivable							$ 1,696	¥ 141,000	¥ 158,000	$ 2,922	¥ 243,000	¥ 363,000

Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2008 S.N. Kohsan Year	Mar. 31, 2011 S.N. Kohsan	Mar. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Chief Executive Officer	Mar. 31, 2011 Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party				3.90%	8.60%		1.80%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange		721,534				74,100
Loan to S.N.Kohsan, loan amount	¥ 14,500		¥ 14,500
Loan to S.N.Kohsan, shares received as collateral			4,500,000
Loan to S.N.Kohsan, term of loan (in years)			5
Loan to S.N.Kohsan, annual interest rate			2.40%
Loan to S.N.Kohsan, number of S.N. Kohsan shares in NIDEC sold to repay the loan				3,356,000
Loan to S.N.Kohsan, shares repurchased from S.N.Kohsan				2,917,800
Loan to S.N.Kohsan, value of shares repurchased from S.N.Kohsan				¥ 12,867

Leased Assets Under Capital Leases (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Class of property
Machinery and equipment	$ 62,213	¥ 5,173,000	¥ 6,182,000
Other leased assets	2,345	195,000	447,000
Less-Accumulated amortization	(45,604)	(3,792,000)	(5,022,000)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 18,954	¥ 1,576,000	¥ 1,607,000

Lease Commitments - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Leases Disclosure [Line Items]
Amortization expenses under capital leases	$ 12,495	¥ 1,039,000	¥ 1,005,000	¥ 1,553,000
Rental expenses under operating leases	17,703	1,472,000	1,674,000	1,351,000
Rental revenues under operating leases	$ 4,522	¥ 376,000	¥ 317,000	¥ 168,000

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Leases Disclosure [Line Items]
2012	$ 13,674	¥ 1,137,000
2013	7,348	611,000
2014	3,392	282,000
2015	1,455	121,000
2016	1,034	86,000
2017 and thereafter	205	17,000
Total minimum lease payments	27,108	2,254,000
Less-Amount representing interest	(758)	(63,000)
Present value of net minimum lease payments	26,350	2,191,000
Less-Current obligations	(13,241)	(1,101,000)
Long-term capital lease obligations	$ 13,109	¥ 1,090,000

Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Non Cancelable Lease Obligations)
In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Leases Disclosure [Line Items]
2012	$ 15,346	¥ 1,276,000
2013	11,401	948,000
2014	7,120	592,000
2015	3,367	280,000
2016	2,225	185,000
2017 and thereafter	11,581	963,000
Total minimum future rentals	$ 51,040	¥ 4,244,000

Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Leases Disclosure [Line Items]
2012	$ 4,462	¥ 371,000
2013	4,137	344,000
2014	1,395	116,000
2015
2016
2017 and thereafter
Total minimum future rentals	$ 9,994	¥ 831,000

Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Customer Concentration Risk Six Largest Customers	Mar. 31, 2010 Customer Concentration Risk Six Largest Customers	Mar. 31, 2009 Customer Concentration Risk Six Largest Customers	Mar. 31, 2011 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2010 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2009 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2011 Credit Concentration Risk	Mar. 31, 2010 Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	$ 3,788,000	¥ 315,000,000
Guarantee of employees bank loans, amount	1,335,000	111,000,000
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	1,335,000	111,000,000
Guarantee of employees bank loans, current carrying amount		0
Concentration of risk percentage				36.00%	41.00%	36.00%	9.00%	11.00%	10.00%	33.00%	41.00%
Accounts receivable concentration of credit risk, amount	612,471,000,000	50,927,000,000	61,629,000,000
Product warranty addition	11,161,000	928,000,000	122,000,000
Product warranty increase decrease		¥ 806,000,000

Changes in Product Warranty Liabilities (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Product Liability Contingency [Line Items]
Balance at beginning of year	$ 1,022	¥ 85,000	¥ 112,000
Addition	11,161	928,000	122,000
Utilization	(734)	(61,000)	(149,000)
Foreign exchange impact	84	7,000
Balance at end of year	$ 11,533	¥ 959,000	¥ 85,000

Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2008 OPU business	Sep. 30, 2009 SME business	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 3,972	¥ 1,835	¥ 3,522
Total exit costs, net of tax	2,564	1,174	2,410
Total exit costs, amount attributable to impairment loss of goodwill, loss on disposal of fixed assets and inventories, and other closing costs	¥ 357	¥ 230

Operating Results of Discontinued Operations (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2009 OPU business JPY ( ¥)	Mar. 31, 2009 OPU business Discontinued operations JPY ( ¥)	Mar. 31, 2010 SME business JPY ( ¥)	Mar. 31, 2009 SME business JPY ( ¥)	Mar. 31, 2010 SME business Discontinued operations JPY ( ¥)	Mar. 31, 2009 SME business Discontinued operations JPY ( ¥)	Mar. 31, 2011 Discontinued operations Specialty Lens Unit Business USD ( $)	Mar. 31, 2011 Discontinued operations Specialty Lens Unit Business JPY ( ¥)	Mar. 31, 2010 Discontinued operations Specialty Lens Unit Business JPY ( ¥)	Mar. 31, 2011 Specialty Lens Unit Business USD ( $)	Mar. 31, 2011 Specialty Lens Unit Business JPY ( ¥)	Mar. 31, 2010 Specialty Lens Unit Business JPY ( ¥)	Mar. 31, 2010 Discontinued operations JPY ( ¥)	Mar. 31, 2009 Discontinued operations JPY ( ¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000		¥ 7,681,000			¥ 604,000	¥ 2,655,000	$ 61,575	¥ 5,120,000	¥ 1,430,000				¥ 2,034,000	¥ 10,336,000
Loss on discontinued operations before income taxes											(2,228,000)	(5,218,000)	(4,977,000)		(2,047,000)	(241,000)						(54,973)	(4,571,000)	(181,000)
Income taxes											771,000	1,706,000	1,695,000		760,000	11,000						12,808	1,065,000	11,000
Loss on discontinued operations									$ (42,165)	¥ (3,506,000)	¥ (1,457,000)	¥ (3,512,000)	¥ (3,282,000)		¥ (1,287,000)	¥ (230,000)						$ (42,165)	¥ (3,506,000)	¥ (170,000)

Product Information (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Small precision motors USD ( $)	Mar. 31, 2011 Small precision motors JPY ( ¥)	Mar. 31, 2010 Small precision motors JPY ( ¥)	Mar. 31, 2009 Small precision motors JPY ( ¥)	Mar. 31, 2011 Small precision motors Hard disk drives spindle motors USD ( $)	Mar. 31, 2011 Small precision motors Hard disk drives spindle motors JPY ( ¥)	Mar. 31, 2010 Small precision motors Hard disk drives spindle motors JPY ( ¥)	Mar. 31, 2009 Small precision motors Hard disk drives spindle motors JPY ( ¥)	Mar. 31, 2011 Small precision motors Other small precision brushless DC motors USD ( $)	Mar. 31, 2011 Small precision motors Other small precision brushless DC motors JPY ( ¥)	Mar. 31, 2010 Small precision motors Other small precision brushless DC motors JPY ( ¥)	Mar. 31, 2009 Small precision motors Other small precision brushless DC motors JPY ( ¥)	Mar. 31, 2011 Small precision motors Brushless DC fans USD ( $)	Mar. 31, 2011 Small precision motors Brushless DC fans JPY ( ¥)	Mar. 31, 2010 Small precision motors Brushless DC fans JPY ( ¥)	Mar. 31, 2009 Small precision motors Brushless DC fans JPY ( ¥)	Mar. 31, 2011 Small precision motors Other small precision motors USD ( $)	Mar. 31, 2011 Small precision motors Other small precision motors JPY ( ¥)	Mar. 31, 2010 Small precision motors Other small precision motors JPY ( ¥)	Mar. 31, 2009 Small precision motors Other small precision motors JPY ( ¥)	Mar. 31, 2011 General motors USD ( $)	Mar. 31, 2011 General motors JPY ( ¥)	Mar. 31, 2010 General motors JPY ( ¥)	Mar. 31, 2009 General motors JPY ( ¥)	Mar. 31, 2011 Machinery USD ( $)	Mar. 31, 2011 Machinery JPY ( ¥)	Mar. 31, 2010 Machinery JPY ( ¥)	Mar. 31, 2009 Machinery JPY ( ¥)	Mar. 31, 2011 Electronic and optical components USD ( $)	Mar. 31, 2011 Electronic and optical components JPY ( ¥)	Mar. 31, 2010 Electronic and optical components JPY ( ¥)	Mar. 31, 2009 Electronic and optical components JPY ( ¥)	Mar. 31, 2011 Others USD ( $)	Mar. 31, 2011 Others JPY ( ¥)	Mar. 31, 2010 Others JPY ( ¥)	Mar. 31, 2009 Others JPY ( ¥)
Net sales:
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000	$ 3,866,386	¥ 321,490,000	¥ 330,160,000	¥ 314,073,000	$ 2,360,373	¥ 196,265,000	¥ 203,845,000	¥ 181,255,000	$ 872,411	¥ 72,541,000	¥ 75,641,000	¥ 73,187,000	$ 406,506	¥ 33,801,000	¥ 32,651,000	¥ 37,345,000	$ 227,096	¥ 18,883,000	¥ 18,023,000	¥ 22,286,000	$ 1,650,643	¥ 137,251,000	¥ 73,381,000	¥ 77,156,000	$ 929,994	¥ 77,329,000	¥ 47,966,000	¥ 69,435,000	$ 1,417,234	¥ 117,843,000	¥ 105,743,000	¥ 122,552,000	$ 416,320	¥ 34,617,000	¥ 28,779,000	¥ 27,587,000

Revenues from External Customers and Long-Lived Assets (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japan USD ( $)	Mar. 31, 2011 Japan JPY ( ¥)	Mar. 31, 2010 Japan JPY ( ¥)	Mar. 31, 2009 Japan JPY ( ¥)	Mar. 31, 2011 U.S.A. USD ( $)	Mar. 31, 2011 U.S.A. JPY ( ¥)	Mar. 31, 2010 U.S.A. JPY ( ¥)	Mar. 31, 2009 U.S.A. JPY ( ¥)	Mar. 31, 2011 Singapore USD ( $)	Mar. 31, 2011 Singapore JPY ( ¥)	Mar. 31, 2010 Singapore JPY ( ¥)	Mar. 31, 2009 Singapore JPY ( ¥)	Mar. 31, 2011 Thailand USD ( $)	Mar. 31, 2011 Thailand JPY ( ¥)	Mar. 31, 2010 Thailand JPY ( ¥)	Mar. 31, 2009 Thailand JPY ( ¥)	Mar. 31, 2011 The Philippines USD ( $)	Mar. 31, 2011 The Philippines JPY ( ¥)	Mar. 31, 2010 The Philippines JPY ( ¥)	Mar. 31, 2009 The Philippines JPY ( ¥)	Mar. 31, 2011 China USD ( $)	Mar. 31, 2011 China JPY ( ¥)	Mar. 31, 2010 China JPY ( ¥)	Mar. 31, 2009 China JPY ( ¥)	Mar. 31, 2011 Other USD ( $)	Mar. 31, 2011 Other JPY ( ¥)	Mar. 31, 2010 Other JPY ( ¥)	Mar. 31, 2009 Other JPY ( ¥)
Net sales:
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000	$ 3,666,831	¥ 304,897,000	¥ 256,817,000	¥ 304,317,000	$ 560,180	¥ 46,579,000	¥ 11,352,000	¥ 12,864,000	$ 336,921	¥ 28,015,000	¥ 33,673,000	¥ 37,811,000	$ 1,201,828	¥ 99,932,000	¥ 102,261,000	¥ 93,306,000	$ 128,166	¥ 10,657,000	¥ 14,884,000	¥ 12,394,000	$ 1,711,185	¥ 142,285,000	¥ 126,470,000	¥ 106,928,000	$ 675,466	¥ 56,165,000	¥ 40,572,000	¥ 43,183,000
Long-lived assets:
Long-lived assets	$ 2,819,110	¥ 234,409,000							$ 2,819,110	¥ 234,409,000	¥ 201,307,000		$ 1,021,239	¥ 84,916,000	¥ 84,935,000		$ 215,237	¥ 17,897,000	¥ 1,326,000		$ 16,524	¥ 1,374,000	¥ 1,505,000		$ 478,773	¥ 39,810,000	¥ 37,351,000		$ 141,660	¥ 11,779,000	¥ 11,826,000		$ 521,251	¥ 43,342,000	¥ 37,329,000		$ 424,426	¥ 35,291,000	¥ 27,035,000

Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) In Thousands	3 Months Ended								12 Months Ended																																																																									12 Months Ended																																																				12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 JPY ( ¥)		Mar. 31, 2010 JPY ( ¥)		Mar. 31, 2009 JPY ( ¥)		Mar. 31, 2011 Nidec Corporation USD ( $)	Mar. 31, 2011 Nidec Corporation JPY ( ¥)	Mar. 31, 2010 Nidec Corporation JPY ( ¥)	Mar. 31, 2009 Nidec Corporation JPY ( ¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ( $)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2009 Nidec Electronics (Thailand) JPY ( ¥)	Mar. 31, 2011 Nidec (Zhejiang) USD ( $)	Mar. 31, 2011 Nidec (Zhejiang) JPY ( ¥)	Mar. 31, 2010 Nidec (Zhejiang) JPY ( ¥)	Mar. 31, 2009 Nidec (Zhejiang) JPY ( ¥)	Mar. 31, 2011 Nidec (Dalian) USD ( $)	Mar. 31, 2011 Nidec (Dalian) JPY ( ¥)	Mar. 31, 2010 Nidec (Dalian) JPY ( ¥)	Mar. 31, 2009 Nidec (Dalian) JPY ( ¥)	Mar. 31, 2011 Nidec Singapore USD ( $)	Mar. 31, 2011 Nidec Singapore JPY ( ¥)	Mar. 31, 2010 Nidec Singapore JPY ( ¥)	Mar. 31, 2009 Nidec Singapore JPY ( ¥)	Mar. 31, 2011 Nidec (H.K.) USD ( $)	Mar. 31, 2011 Nidec (H.K.) JPY ( ¥)	Mar. 31, 2010 Nidec (H.K.) JPY ( ¥)	Mar. 31, 2009 Nidec (H.K.) JPY ( ¥)	Mar. 31, 2011 Nidec Philippines USD ( $)	Mar. 31, 2011 Nidec Philippines JPY ( ¥)	Mar. 31, 2010 Nidec Philippines JPY ( ¥)	Mar. 31, 2009 Nidec Philippines JPY ( ¥)	Mar. 31, 2011 Nidec Sankyo USD ( $)	Mar. 31, 2011 Nidec Sankyo JPY ( ¥)	Mar. 31, 2010 Nidec Sankyo JPY ( ¥)	Mar. 31, 2009 Nidec Sankyo JPY ( ¥)	Mar. 31, 2011 Nidec Copal USD ( $)	Mar. 31, 2011 Nidec Copal JPY ( ¥)	Mar. 31, 2010 Nidec Copal JPY ( ¥)	Mar. 31, 2009 Nidec Copal JPY ( ¥)	Mar. 31, 2011 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Tosok USD ( $)	Mar. 31, 2010 Nidec Tosok JPY ( ¥)	Mar. 31, 2009 Nidec Tosok JPY ( ¥)	Mar. 31, 2011 Nidec Copal Electronics USD ( $)	Mar. 31, 2011 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2010 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2009 Nidec Copal Electronics JPY ( ¥)	Mar. 31, 2011 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2011 Nidec Techno Motor USD ( $)	Mar. 31, 2010 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2009 Nidec Techno Motor JPY ( ¥)	Mar. 31, 2011 Nidec Motor USD ( $)	Mar. 31, 2011 Nidec Motor JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ( $)	Mar. 31, 2010 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2009 Nidec Motors & Actuators JPY ( ¥)	Mar. 31, 2011 All Others USD ( $)	Mar. 31, 2011 All Others JPY ( ¥)	Mar. 31, 2010 All Others JPY ( ¥)	Mar. 31, 2009 All Others JPY ( ¥)	Mar. 31, 2011 Intersegment elimination USD ( $)	Mar. 31, 2011 Intersegment elimination JPY ( ¥)	Mar. 31, 2010 Intersegment elimination JPY ( ¥)	Mar. 31, 2009 Intersegment elimination JPY ( ¥)	Mar. 31, 2011 US GAAP Adjustments USD ( $)	Mar. 31, 2011 US GAAP Adjustments JPY ( ¥)	Mar. 31, 2010 US GAAP Adjustments JPY ( ¥)	Mar. 31, 2011 Subtotal Before Elimination Adjustments USD ( $)	Mar. 31, 2011 Subtotal Before Elimination Adjustments JPY ( ¥)	Mar. 31, 2010 Subtotal Before Elimination Adjustments JPY ( ¥)	Mar. 31, 2009 Subtotal Before Elimination Adjustments JPY ( ¥)	Mar. 31, 2011 Pension and severance costs USD ( $)	Mar. 31, 2011 Pension and severance costs JPY ( ¥)	Mar. 31, 2010 Pension and severance costs JPY ( ¥)	Mar. 31, 2009 Pension and severance costs JPY ( ¥)	Mar. 31, 2011 Lease USD ( $)		Mar. 31, 2011 Lease JPY ( ¥)		Mar. 31, 2010 Lease JPY ( ¥)		Mar. 31, 2009 Lease JPY ( ¥)		Mar. 31, 2011 Reclassification USD ( $)		Mar. 31, 2011 Reclassification JPY ( ¥)		Mar. 31, 2010 Reclassification JPY ( ¥)		Mar. 31, 2009 Reclassification JPY ( ¥)		Mar. 31, 2011 Others USD ( $)		Mar. 31, 2011 Others JPY ( ¥)		Mar. 31, 2010 Others JPY ( ¥)		Mar. 31, 2009 Others JPY ( ¥)		Mar. 31, 2011 Others USD ( $)		Mar. 31, 2011 Others JPY ( ¥)		Mar. 31, 2010 Others JPY ( ¥)		Mar. 31, 2009 Others JPY ( ¥)		Mar. 31, 2011 Intangible assets and other fair value adjustments USD ( $)	Mar. 31, 2011 Intangible assets and other fair value adjustments JPY ( ¥)	Mar. 31, 2010 Intangible assets and other fair value adjustments JPY ( ¥)	Mar. 31, 2011 Goodwill USD ( $)	Mar. 31, 2011 Goodwill JPY ( ¥)	Mar. 31, 2010 Goodwill JPY ( ¥)	Mar. 31, 2011 Others USD ( $)		Mar. 31, 2011 Others JPY ( ¥)		Mar. 31, 2010 Others JPY ( ¥)		Mar. 31, 2011 Reconciliation USD ( $)		Mar. 31, 2011 Reconciliation JPY ( ¥)		Mar. 31, 2010 Reconciliation JPY ( ¥)
Net sales:
Net sales to external customers																	$ 869,922	¥ 72,334,000	¥ 67,285,000	¥ 62,260,000																									$ 1,101,455	¥ 91,586,000	¥ 75,807,000	¥ 92,186,000	$ 786,278	¥ 65,379,000	¥ 61,275,000	¥ 69,451,000	¥ 29,745,000	$ 357,727	¥ 23,345,000	¥ 20,188,000	$ 367,444	¥ 30,553,000	¥ 24,954,000	¥ 28,429,000	¥ 58,363,000	$ 701,900	¥ 38,062,000	¥ 41,341,000
Net sales to external customers																					982,935	81,731,000	87,792,000	80,247,000
Net sales to other operating segments																					505,400	42,024,000	41,117,000	31,125,000
Net sales to external customers																									294,648	24,500,000	22,948,000	18,305,000	50,728	4,218,000	6,976,000	7,725,000
Net sales to external customers																																	229,489	19,082,000	26,157,000	27,117,000
Net sales to other operating segments																																	5,424	451,000	390,000	206,000
Net sales to external customers																																					658,220	54,731,000	50,066,000	37,761,000
Net sales to other operating segments																																					17,474	1,453,000	3,841,000	5,105,000
Net sales to external customers																																									88,238	7,337,000	10,891,000	7,517,000
Net sales to other operating segments																																									342,802	28,504,000	28,019,000	24,357,000
Net sales to external customers									8,275,863		688,138,000		586,950,000		606,656,000																																																		426,434	35,458,000					898,978	74,750,000	59,206,000	79,781,000
Adjustments									4,714	[1]	392,000	[1]	(921,000)	[1]	4,147,000	[1]
Consolidated total	2,087,264	173,556,000	2,148,635	178,659,000	2,015,021	167,549,000	2,029,657	168,766,000	8,280,577		688,530,000		586,029,000		610,803,000
Net sales to external customers																																																																			38,371,000	461,467	32,186,000	34,348,000
Net sales to other operating segments																																																																			6,702,000	80,601	9,432,000	7,548,000
Net sales to other operating segments																	894,841	74,406,000	77,125,000	72,064,000																									6,687	556,000	395,000	648,000	31,654	2,632,000	2,357,000	4,872,000	201,000	2,417	156,000	139,000	325	27,000	31,000	43,000	877,000	10,547	818,000	834,000
Net sales to other operating segments																									46,518	3,868,000	3,589,000	2,624,000	250,776	20,852,000	24,274,000	26,837,000
Net sales to other operating segments																																																																							881,467	73,294,000	70,634,000	59,279,000			(262,178,000)	(235,681,000)				3,076,933	255,847,000	262,178,000	235,681,000
Consolidated total																																																																							881,467	73,294,000	70,634,000	59,279,000			(262,178,000)	(235,681,000)				3,076,933	255,847,000	262,178,000	235,681,000
Operating income or loss:
Operating income or loss																					264,883	22,025,000	22,674,000	15,629,000
Operating income or loss																																	2,946	245,000	319,000	178,000
Operating income or loss																																					6,518	542,000	608,000	554,000
Operating income or loss																																									64,979	5,403,000	6,939,000	2,321,000
Operating income or loss																																																																			1,274,000	15,322	553,000	(407,000)
Operating income or loss																	81,768	6,799,000	8,066,000	7,315,000																									135,334	11,253,000	7,389,000	5,705,000	110,499	9,188,000	6,075,000	4,832,000	4,009,000	48,214	2,825,000	1,655,000	59,759	4,969,000	2,422,000	2,760,000	4,115,000	49,489	1,951,000	1,469,000
Operating income or loss																									23,043	1,916,000	1,946,000	(324,000)	31,966	2,658,000	4,808,000	2,913,000
Operating income or loss									1,088,502		90,509,000		78,886,000		52,481,000																																																		1,720	143,000					192,062	15,970,000	12,311,000	7,881,000
U.S. GAAP adjustments																																																																																						(673)	(56,000)	369,000	12,000	2,357		196,000		288,000		376,000
Other adjustments to segment operating profit																																																																											18,797	1,563,000	598,000	(638,000)																				(12,880)	[2]	(1,071,000)	[2]	(360,000)	[2]	(798,000)	[2]	(7,384)	[3]	(614,000)	[3]	(1,268,000)	[3]	582,000	[3]
Operating income									1,088,719		90,527,000		78,513,000		52,015,000
Depreciation:
Depreciation																					56,392	4,689,000	4,058,000	4,377,000
Depreciation																																	950	79,000	78,000	150,000
Depreciation																																					36	3,000	3,000	5,000
Depreciation																																									32,880	2,734,000	2,717,000	3,474,000
Depreciation																																																																			1,383,000	16,633	1,494,000	1,641,000
Consolidated total									396,645		32,981,000		29,185,000		32,147,000
Depreciation																	12,892	1,072,000	1,941,000	1,417,000																									46,061	3,830,000	3,957,000	5,344,000	47,986	3,990,000	3,340,000	3,606,000	2,119,000	25,484	1,768,000	1,613,000	15,081	1,254,000	1,325,000	1,335,000	2,164,000	26,025	1,953,000	2,014,000
Depreciation																									13,482	1,121,000	1,122,000	1,138,000	9,381	780,000	529,000	688,000
Depreciation									408,743		33,987,000		30,371,000		32,667,000																																																		29,176	2,426,000					76,284	6,343,000	6,086,000	5,865,000																(661)	[4]	(55,000)	[4]	(63,000)	[4]	53,000	[4]																	(11,437)	[5]	(951,000)	[5]	(1,123,000)	[5]	(573,000)	[5]
Segment assets:
Total assets	8,998,256	748,205,000							8,998,256		748,205,000		692,791,000
Segment assets																	5,378,473	447,220,000	405,958,000																										1,258,569	104,650,000	101,339,000		803,524	66,813,000	70,124,000		36,682,000	441,155	30,318,000		416,608	34,641,000	33,183,000		46,950,000	564,642	41,719,000
Segment assets																					790,836	65,758,000	69,885,000
Segment assets																									179,627	14,936,000	13,785,000		246,831	20,524,000	23,251,000
Segment assets																																	99,555	8,278,000	10,773,000
Segment assets																																					191,642	15,935,000	17,120,000
Segment assets																																									303,307	25,220,000	26,867,000
Segment assets	13,259,988	1,102,568,000							13,259,988		1,102,568,000		997,747,000																																																				756,380	62,893,000					1,435,538	119,365,000	118,560,000
Segment assets																																																																			32,703,000	393,301	34,865,000
Adjustments to Segment assets																																																																											(5,352,844)	(445,089,000)	(380,410,000)		(1,022)	(85,000)	617,000																																									168,250	13,990,000	14,355,000	987,456	82,107,000	72,231,000	(63,572)	[6]	(5,286,000)	[6]	(11,749,000)	[6]
Expenditure for segment assets																	26,903	2,237,000	7,535,000																										45,424	3,777,000	2,487,000		69,886	5,811,000	2,385,000		2,586,000	31,100	818,000		20,938	1,741,000	617,000		2,808,000	33,770	859,000
Expenditure for segment assets																					110,319	9,173,000	5,007,000
Expenditure for segment assets																									10,150	844,000	253,000		25,929	2,156,000	177,000
Expenditure for segment assets																																	84	7,000	9,000
Expenditure for segment assets																																					96	8,000	0
Expenditure for segment assets																																									40,277	3,349,000	3,862,000
Expenditure for segment assets									507,973		42,238,000		29,357,000																																																				12,147	1,010,000					65,472	5,444,000	3,580,000																																																													153,602	[7]	12,772,000	[7]	7,251,000	[7]
Expenditure for segment assets																																																																			1,287,000	15,478	1,768,000
Consolidated total									$ 661,575		¥ 55,010,000		¥ 36,608,000		¥ 38,501,000

[1]	US GAAP adjustments related to the differences of revenue recognition between recognition at the time of shipment and at the time of customer receipt are main components of Adjustments.
[2]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly loss on sales or disposals of fixed assets the year ended March 31, 2009, 2010 and 2011.
[3]	Others is mainly from the amortization of capitalized assets related to business combinations for the years ended March 31, 2009, 2010 and 2011.
[4]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[5]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[6]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[7]	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010 Person
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 123,640
Number of major customers	2

Subsequent Events - Additional Information (Detail) (Cash dividend declared) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Subsequent Event [Line Items]
Subsequent event, description	Subsequent to March 31, 2011, the Company's Board of Directors declared a cash dividend of ¥6,232 million ( $74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011	Subsequent to March 31, 2011, the Company's Board of Directors declared a cash dividend of ¥6,232 million ( $74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011
Subsequent event, amount	$ 74,949	¥ 6,232
Cash dividend declared, payable date	Jun 1, 2011	Jun 1, 2011
Cash dividend declared, record date	Mar 31, 2011	Mar 31, 2011

Quarterly Financial Data (Unaudited) (Detail) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Quarterly Financial Information [Line Items]
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000
Income from continuing operations before income taxes	218,942	18,205,000	237,054	19,711,000	246,590	20,504,000	253,818	21,105,000	956,404	79,525,000	75,183,000	47,270,000
Net income attributable to Nidec Corporation	$ 142,634	¥ 11,860,000	$ 161,864	¥ 13,459,000	$ 159,122	¥ 13,231,000	$ 165,761	¥ 13,783,000	$ 629,381	¥ 52,333,000	¥ 51,961,000	¥ 28,353,000
Net income attributable to Nidec Corporation per share:
Basic	$ 1.03	¥ 85.42	$ 1.16	¥ 96.52	$ 1.14	¥ 95	$ 1.19	¥ 98.95	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Diluted	$ 0.96	¥ 79.91	$ 1.09	¥ 90.32	$ 1.13	¥ 94.29	$ 1.19	¥ 98.95	$ 4.36	¥ 362.8	¥ 373.04	¥ 194.12